                                                                 Registration No. 333-125805
                                                                          File No. 811-21775

                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                        [   ]

      Post-Effective Amendment No. __3__                                 [   ]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.    5                                                   [X]

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                         OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
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                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

                                       (303) 768-3200
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                    (Registrant's Telephone Number, including Area Code)

                                    Robert G. Zack, Esq.
                                   OppenheimerFunds, Inc.
      Two World Financial Center - 225 Liberty Street - New York, New York 10281-1008
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                           (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant to paragraph (b)
[   ] On ______________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

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The  Registrant  hereby  amends the  Registration  statement on such date or dates as may be necessary to delay its effective  date until the Registrant  shall file a further  amendment
which  specifically  states  that  this  Registration   Statement  shall  thereafter  become
effective  in  accordance  with  section  8(a) of the  Securities  Act of 1933 or until  the
Registration  Statement  shall  become  effective  on such  date as the  Commission,  acting pursuant to Section 8(a), shall determine.

Oppenheimer
International Diversified Fund

Prospectus dated August 27, 2007         International Diversified Fund is a
                                         mutual fund that seeks to achieve high
                                         total return through both capital
                                         appreciation and income.

                                         This prospectus contains important
                                         information about the Fund's
                                         objectives, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         or sell shares of the Fund and other
                                         account features. Please read this
                                         prospectus carefully before you invest
                                         and keep it for future reference about
                                         your account.

As   with   all   mutual   funds,    the
Securities  and Exchange  Commission has
not approved or  disapproved  the Fund's
securities  nor has it  determined  that
this    prospectus    is   accurate   or
complete.  It is a  criminal  offense to
represent otherwise.
                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Investment
Strategies
               Main Risks of Investing in the Fund
               Fees and Expenses of the Fund
               About the Fund's Investments
            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights
            More Information About the Underlying Funds

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks to achieve high total return through both capital appreciation and income.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.
Under normal market conditions, the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), will invest the Fund's assets in shares of some or all of the Oppenheimer global or international funds listed below. Those Funds are referred to as the "Underlying Funds." "Normal market conditions" are when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager. The Fund may also invest in shares of money market mutual funds in the Oppenheimer family of funds.

The Fund seeks to achieve its objective by allocating its assets among the following Underlying Funds:

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Oppenheimer Developing Markets Fund
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Oppenheimer Global Opportunities Fund
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Oppenheimer International Bond Fund
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Oppenheimer International Growth Fund
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Oppenheimer International Small Company Fund
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Oppenheimer International Value Fund
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Oppenheimer Quest International Value Fund, Inc.
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The Underlying Funds were chosen based on the Manager's determination that they could provide growth of capital and/or investment income. The Fund's allocations to the Underlying Funds are expected to be as follows:
Oppenheimer International Growth Fund 30%; Oppenheimer Quest International
Value Fund, Inc. 30%; Oppenheimer International Small Company Fund 15%;
Oppenheimer Developing Markets Fund 15%; and Oppenheimer International Bond
Fund 10%. The Manager will monitor the Underlying Fund selections and periodically rebalance the Fund's investments in response to changing market or economic conditions. The Fund will typically invest in a minimum of three of the Underlying Funds, with allocation percentages in each ranging from
0-50%.

The Manager will seek to diversify the Fund's investments internationally and among different investment styles and market capitalizations and will not invest more than 50% of the Fund's net assets in any single Underlying Fund.
Based on the Manager's evaluation of changing market conditions, it may allocate more of the Fund's assets to Underlying Funds that emphasize value or growth investments, larger or smaller capitalization companies and developed or developing markets. The Manager may change the weightings in the
Underlying Funds at any time, without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest funds received from purchases of Fund shares or from redemptions of other investments.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The Underlying
Funds were chosen based on the Manager's determination that they could provide growth of capital and/or current income. The Manager will monitor the markets and allocate assets among the Underlying Funds based on changing market conditions and investment opportunities. In determining how much of the Fund's assets to invest in an Underlying Fund, the Manager will seek to maintain diversity between companies of different market capitalizations and between developed and emerging equity markets. The Fund may change its emphasis on equity or fixed income investments at times, based on the
Manager's evaluation of the probable direction of interest rate changes. The
Fund may also change its allocations based on the Manager's evaluation of economic factors that it believes are not reflected in particular markets in which one or more of the Underlying Funds invest or on current or anticipated changes in currency valuations.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking to achieve total return through both capital appreciation and income from a variety of global and international investments. The Fund is intended as a long-term investment, not a short-term trading vehicle. While it may be appropriate for a portion of an investor's portfolio, the Fund is not a complete investment program.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE?  The Fund's Board
of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. Shareholders will receive at least 60 days' advance notice of changes in the Fund's investment objective or principal investment strategies. The Fund's investment objective and principal investment strategies are not fundamental policies. Investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The share prices of the Fund's shares generally change daily based on the values of the Underlying Funds'
investments which are subject to a number of factors described below.  There is also the risk that poor security selection by the Underlying Funds'
investment Manager, OppenheimerFunds, Inc., may cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the Underlying Funds in
which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the
Fund's shares.  To the extent that the Fund invests more of its assets in one
Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.  The investment objective and principal investments of each of the Underlying Funds are listed in the section "More
Information About the Underlying Funds."  The risks of those investments are summarized in this prospectus.
There is no guarantee that the Underlying Funds will achieve their investment objectives.  The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund.  If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of the Underlying Fund at a disadvantageous time.  The prospectuses and Statements of Additional Information of the Underlying Funds
are available without charge upon request by contacting OppenheimerFunds
Services' toll free at 1.800.CALL OPP (225.5677), or certain documents can be downloaded on the OppenheimerFunds, Inc. website at
www.oppenheimerfunds.com.

ALLOCATION RISK.  The Fund's ability to achieve its investment objective depends upon the Manager's skill in selecting the best mix of Underlying
Funds.  There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET RISK.  The value of the securities in which the Fund and the
Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

RISKS OF FOREIGN INVESTING.  Some of the Underlying Funds may buy securities of companies in any country, including developed countries and emerging markets.  While foreign securities may offer special investment opportunities, there are also special risks that can reduce an Underlying
Fund's share price and return.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions an Underlying Fund makes from income it receives from foreign securities as foreign currency values change against the U.S. dollar.  Foreign investing can result in higher transaction and operating costs for some of the Underlying Funds.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.  Securities issued by a foreign government may not be supported by the "full faith and credit" of the government.

The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  In addition, foreign securities might not be as liquid as domestic securities.  These risks could cause the prices of foreign stocks to fall and could therefore depress an Underlying Fund's share prices.

Additionally, if an Underlying Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Underlying Fund's net asset value is calculated.  If such time-zone arbitrage were successful, it might dilute the interests of other shareholders.  However, the Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

Special Risks of Emerging and Developing Markets.  While some of the
Underlying Funds may focus on investing in developed markets, some may also invest in emerging or developing markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those securities may be more difficult to sell at an acceptable price, may be illiquid, and their prices may be more volatile than securities of issuers in more developed markets.
Settlements of trades may be subject to greater delays so that the Underlying
Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.  They may have less developed trading markets and exchanges.
Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because some of the Underlying
Funds may invest primarily in common stocks of foreign companies, the value of such Underlying Funds' portfolio holdings will be affected by the changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets.  An
Underlying Fund's emphasis on growth stocks can also result in higher volatility, and is likely to be even greater for stocks issued by small- and mid-sized companies in which an Underlying Fund may invest a substantial amount of its assets.  Market risk will affect an Underlying Fund's net asset values per share, which will fluctuate as the values of the Underlying Fund's portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time; for example, "growth"
stocks may perform well under circumstances in which "value" stocks in general have fallen.  Different stock markets may behave differently from each other.

Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry.

Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  To the extent that an Underlying Fund increases the relative emphasis of its investments in a particular industry, its share value may fluctuate in response to events affecting that industry.

Risks of Growth Investing.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. That volatility is likely to be even greater for growth companies in emerging markets.  If the company's earnings growth or stock price fails to increase as expected, the stock price of a growth company may decline sharply.

Some of the Underlying Funds may buy stocks of companies in any capitalization range and may focus their investments on securities of companies that the Manager thinks have growth possibilities.  Newer small companies may offer greater opportunities for capital appreciation, but they involve substantially greater risks of loss and price fluctuations.  Their stocks may be less liquid than those of larger issuers.  That means some of the Underlying Funds could have greater difficulty selling a security of a smaller issuer at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Underlying
Funds.  Also, it may take a substantial period of time before the Underlying
Funds realize a gain on an investment in a small-cap company, if they realize any gain at all.

Special Risks of Stocks Issued by Small- and Mid-Sized Companies.  Some of
the Underlying Funds may emphasize investments in small- and mid-cap companies, as defined in the Underlying Fund's prospectus (although the
Underlying Funds may not all define small- and mid-cap issuers in the same way). These companies can include both established and newer companies. While newer companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies.  Their stocks may be less liquid than those of larger issuers.  That means some of the Underlying Funds could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility.  That factor increases the potential for loss to the Underlying Funds.  Also, it may take a substantial period of time for the Underlying Funds to realize a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

To the extent that some of the Underlying Funds invest significantly in small-cap securities, because those securities may be traded infrequently, investors may seek to trade shares of these funds based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Certain Oppenheimer funds, including the
International Growth Fund (an Underlying Fund), that invest a significant amount of their assets in small-cap securities impose a 2% redemption fee in certain circumstances to attempt to deter such price arbitrage.  Such price arbitrage, if otherwise successful, might interfere with the efficient management of an Underlying Fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity. Successful price arbitrage activities might also dilute the value of an Underlying Fund's shares held by other shareholders.

Industry Focus.  At times, some of the Underlying Funds may increase the relative emphasis of their investments in a particular industry.  Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent an Underlying Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Investing in Special Situations.  Periodically, some of the Underlying Funds might use aggressive investment techniques.  These might include seeking to benefit from what the Manager perceives to be "special situations," such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer.  However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities.  An Underlying
Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Cyclical Opportunities.  Some of the Underlying Funds may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential.  Some of the Underlying Funds might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.  There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Underlying Fund's share price.

RISKS OF VALUE INVESTING.  In using a value investing style, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way an Underlying
Fund's Manager anticipates.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, an Underlying Fund's income might be reduced, and if the issuer fails to repay principal, the values of that bond and of the Underlying
Fund's shares might fall.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Risks of Lower-Grade Securities.  Some of the Underlying Funds may
invest without limit in securities with credit ratings below investment grade
(commonly called "junk bonds") to seek total return and higher income.
Therefore, such Underlying Funds' credit risks may be greater than those of funds that buy only investment-grade bonds.  Lower-grade debt securities may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade debt securities.  Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers might not meet their debt obligations.  There may be less of a market for these securities, making it harder to value them or sell them at an acceptable price.  Additionally, these securities may be subject to a greater risk of default.  These risks may reduce some of the Underlying
Funds' share prices and the incomes they earn.

INTEREST RATE RISKS.  The values of debt securities are subject to change when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued debt securities generally rise.  When prevailing interest rates rise, the values of already-issued debt securities generally fall.  The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  Some of the
Underlying Funds' share prices may go up or down when interest rates change because of the effect of the changes on the value of the Underlying Fund's investment in debt securities.  Also, if interest rates fall, the Underlying
Fund's investment in new securities at lower yields will reduce the
Underlying Fund's income.

RISKS OF DERIVATIVE INVESTMENTS.  All of the Underlying Funds may use
derivatives to seek increased returns or to try to hedge investment and interest rate risks.  Oppenheimer International Growth Fund can use derivative investments up to 25% of its net assets; the other Underlying
Funds that are permitted to use derivative investments have no such stated
limit.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, structured notes and forward contracts are examples of derivatives that some of the Underlying Funds could use.

If the issuer of the derivative does not pay the amount due, an Underlying
Fund may lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform.  If that happens, some of the Underlying Funds' share prices could fall and they could get less income than expected.  Some derivatives may be illiquid, making it difficult to value them or sell them at an acceptable price.  Using derivatives can increase the volatility of an Underlying Fund's share price.

RISKS OF NON-DIVERSIFICATION.  One of the Underlying Funds, Oppenheimer
International Bond Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Accordingly, this fund can invest a greater portion of its assets in the debt securities of a single issuer than "diversified" funds. To the extent this fund invests a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers, this fund is subject to additional risk of loss if those securities lose market value.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Underlying Funds, and can therefore affect the value of the Fund's investments, its investment performance and the price of its shares.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.
When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

The Fund's investments in Underlying Funds have foreign securities risks that funds focusing on domestic securities may not have.  In the short term, the values of foreign securities can be volatile, and the price of some of the
Underlying Fund's shares can go up and down substantially.  In the
Oppenheimer funds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving high total return through both capital appreciation and income.  It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization domestic stocks (as defined in such fund's prospectus), or funds that do not invest in foreign securities or emerging market securities.

AFFILIATED PORTFOLIO RISK.  In managing the Fund, the Manager will have authority to select and substitute Underlying Funds.  The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds.  However, the Manager is a fiduciary to the
Fund and is legally obligated to act in the best interests of its shareholders when selecting Underlying Funds.

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An  investment  in the Fund is not a deposit of any bank and is not insured or
guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) for the last calendar year and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.
      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/07 through 6/30/07, the cumulative return (not annualized) before taxes for Class A shares of the Fund was 13.24%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 13.21% (4Qtr06) and the lowest return
(not annualized) before taxes for a calendar quarter was -2.65% (2Qtr06).

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Average Annual Total Returns       1 Year       Life of Class(1)
for    the    periods    ended
December 31, 2006
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Class  A   Shares   (inception
9/27/05)                           18.59%            19.50%
  Return Before Taxes              17.83%            18.16%
  Return After Taxes on
  Distributions                    12.27%            15.83%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
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Class B Shares (inception          19.69%            21.16%
9/27/05)
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Class C Shares (inception          23.88%            24.33%
9/27/05)
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Class N Shares (inception          24.51%            24.21%
9/27/05)
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Class Y Shares (inception          26.46%            25.88%
9/27/05)
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MSCI All Country World ex USA      27.16%           25.43%(2)
Index
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MSCI EAFE Index                    26.86%           24.94%(2)
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MSCI World Index                   20.65%           19.13%(2)
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(1)   Inception Date: 9/27/05
(2)   From 9/30/05

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year) and 2%  (5-years);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There is no sales charge for Class Y shares.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The
performance  of  the  Fund's  shares  is  compared  to  three   indices:   The
Morgan Stanley  Capital  International All Country World ex USA Index (MSCI AC
World  ex  USA  Index);  the  Morgan  Stanley  Capital  International  Europe,
Australasia,  Far East Index (MSCI EAFE Index); and the Morgan Stanley Capital
International  World Index (MSCI World Index).  The MSCI AC World ex USA Index
is a market  capitalization-weighted  index  designed to measure equity market performance in 47 global developed and emerging markets,  excluding the United
States; its performance  includes  reinvestment of income but does not reflect transaction  costs,  fees,  expenses  or  taxes.  The  MSCI  EAFE  Index is an unmanaged index of equity  securities  listed on 21 principal stock markets of
Europe, Asia and Australia;  its performance  includes  reinvestment of income but does not  reflect  transaction  costs,  fees or  expenses.  The MSCI World
Index is an  unmanaged  index of issuers  listed on the stock  exchanges of 22 countries and the U.S.; its  performance  includes  reinvestment of income but does not  reflect  transaction  costs,  fees,  expenses  or taxes.  The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  In addition, the
Fund will indirectly bear its pro-rata share of the expenses of the
Underlying Funds in which it invests.  Shareholders pay other transaction expenses directly, such as sales charges.  The numbers below are based on the
Fund's expenses during its fiscal year ended 4/30/07.

Shareholder Fees (charges paid directly from your investment):

                                Class A    Class B  Class C  Class N  Class Y
                                Shares     Shares   Shares   Shares   Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as % of offering     5.75%      None     None     None     None
price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)                          None(1)    5%(2)    1%(3)    1%(4)    None
(as % of the lower of the
original offering price or
redemption proceeds)

Annual Fund Operating Expenses:
(% of average daily net assets)
                                   Class A    Class  Class C  Class N  Class Y
                                   Shares     B      Shares   Shares   Shares
                                              Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                    None       None   None     None     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution     and/or    Service 0.25%      1.00%  1.00%    0.50%    None
(12b-1) Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses(5)                  0.18%      0.30%  0.19%    0.24%    0.02%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Operating Expenses(6)         0.43%      1.30%  1.19%    0.74%    0.02%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(7) 0.74%      0.74%  0.74%    0.74%    0.74%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total   Annual   Fund    Operating
Expenses(8)(,)(9)                  1.17%      2.04%  _1.93%   1.48%    0.76%
The Annual Fund Operating Expenses table includes the fees directly incurred by the Fund and the Acquired Fund Operating Expenses incurred indirectly by the Fund through its investments in shares of the Underlying Funds.  The expenses of the Underlying Funds are based on an estimate of the total annual expense ratio, without giving effect to any waivers or reimbursements, of the
Underlying Funds.  In addition, any material changes to the Fund's asset allocation in the Underlying Funds could increase or decrease the Acquired
Fund Fees and Expenses.  The "Management Fees" in the table above reflect the fact that there are no such fees paid directly by the Fund.

1.  A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.
2.  Applies to redemptions in the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3.  Applies to shares redeemed within 12 months of purchase.
4.  Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.  "Other Expenses" include transfer agent fees, custodial fees, accounting and legal expenses that the Fund pays. The transfer agent fee is a per account fee and will therefore vary on a percentage basis as the number of accounts change.  The transfer agent has also voluntarily undertaken to limit the transfer agent fees paid to 0.35% of average net assets per fiscal year for all classes.  This undertaking may be amended or withdrawn at any time.
6. After the transfer agent waiver and fee waiver described above the actual
  "Fund Operating Expenses" were 0.43% for Class A, 1.30% for Class B, 1.19%
  for Class C, 0.74% for Class N, and 0.02% for Class Y.
7.    The Manager has voluntarily undertaken to waive fees and/or reimburse the Funds for certain expenses so that each Fund's "Total Annual Fund
  Operating Expenses," as a percentage of average daily net assets, will not exceed  1.50% for Class A, 2.25 % for Class B and Class C, 1.75% for Class
  N and 1.25% for Class Y shares. The Manager may modify or terminate that undertaking at any time without notice to shareholders, but will not recover waived fees in subsequent fiscal periods. Those expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the indirect management fees earned from investments in the
  Underlying Funds.
8. The Manager has voluntarily undertaken to waive fees and/or reimburse the
  Fund for certain expenses so that Total Annual Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.75%, 2.50%, 2.50%, and 2.00% for Class A, Class B, Class C, and
  Class N respectively.  The Manager may modify or terminate that undertaking at any time without notice to shareholders.  Those expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Fund's business.  Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying
  Funds to assure that expenses do not exceed those limits.
9. After the transfer agent waiver and fee waiver described above the "Other
  Expenses" and "Total Annual Fund Operating Expenses" were 0.10% and 0.35%
  for Class A, 0.22% and 1.22% for Class B, 0.12% and 1.12% for Class C,
  0.17% and 0.67% for Class N, and -0.05% and -0.05% for Class Y.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples, which are based on the Total Annual Fund and Underlying Fund
Operating Expenses, assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.
Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time.  Based on these assumptions your expenses would be as follows:

   If shares are
   redeemed:             1 Year      3 Years     5 Years       10 Years
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   Class A Shares        $688        $927        $1,185        $1,921
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   Class B Shares        $709        $946        $1,309        $1,956
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   Class C Shares        $298        $612        $1,052        $2,275
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   Class N Shares        $252        $471        $814          $1,781
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
   Class Y Shares        $78         $244        $424          $946

   If shares are not       1 Year      3 Years     5 Years      10 Years
   redeemed:
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Class A Shares          $688        $927        $1,185       $1,921
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Class B Shares          $209        $646        $1,109       $1,956
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Class C Shares          $198        $612        $1,052       $2,275
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Class N Shares          $152        $471        $814         $1,781
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Class Y Shares          $78         $244        $424         $946

   In the first example, expenses include the initial sales charge for Class
   A and the applicable Class B, Class C and Class N contingent deferred sales charges.  In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the different types of investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund might not always include all of the different types of investments described in this prospectus.  The
Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

The Manager may try to reduce risks by allocating the Fund's investments in certain Underlying Funds that invest a higher percentage of their assets in debt securities. However, changes in the overall market prices of debt securities and the income they pay can occur at any time, and the Fund's share prices and income could fluctuate.

Investments in the Underlying Funds.  Under normal circumstances, the Fund invests mainly in shares of the Underlying Funds. These Underlying Funds were chosen based on the Manager's determination that they could provide long-term growth of capital and/or current income.

o     Oppenheimer Developing Markets Fund invests mainly in common stock of issuers in emerging and developing markets throughout the world.
o     Oppenheimer Global Opportunities Fund seeks growth and income, mainly from equity securities of issuers in the United States and foreign countries.
o     Oppenheimer International Bond Fund invests mainly in debt securities of foreign government and corporate issuers.
o     Oppenheimer International Growth Fund invests mainly in common stocks of companies outside the United States that it considers to be growth companies.
o     Oppenheimer International Small Company Fund invests mainly in common stock of companies outside the United States that have market capitalizations of $3 billion or less.
o     Oppenheimer International Value Fund and Oppenheimer Quest
      International Value Fund, Inc. each invests mainly in common stocks of companies outside the United States that management believes are undervalued.

The objectives and policies of the Underlying Funds may change from time to time without approval by the Fund's shareholders.

An Underlying Fund may have investment policies similar to those of one of the other Underlying Funds and/or other funds advised by the Manager. If one of those other funds purchases or sells a particular security at the same time that Underlying Fund is purchasing or selling it, such purchases or sales could affect the supply or price of the security. The simultaneous purchase of a security by one Underlying Fund and its sale by another
Underlying Fund could also increase the trading costs borne indirectly by the
Fund. Additional information about the Underlying Funds is contained in the respective prospectus and Statement of Additional Information for each
Underlying Fund. To obtain a prospectus of any of the Underlying Funds, simply call the toll-free number on the back cover of this prospectus.

Foreign Equity Securities.  The foreign securities some of the Underlying
Funds may buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion (more than 50%) of their operations or assets abroad, or derive a substantial portion of their revenue of profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets.  Some of the Underlying Funds consider securities of foreign issuers that are represented in the U.S. securities markets by
American Depository Receipts ("ADRs") or similar depository arrangements to be "foreign securities" for purposes of their investment allocations.

Debt Securities.  Some of the Underlying Funds may invest in debt securities including debt securities of foreign companies and governments, including those in developing countries.

Foreign Debt Securities.  Some of the Underlying Funds may buy a variety of debt securities issued by foreign governments and companies, as well as
"supra-national" entities, such as the World Bank.  They can include bonds, debentures, and notes, including derivative investments called "structured"
notes, described below. The Underlying Fund's foreign debt investments may be denominated in U.S. dollars or in foreign currencies and can include "Brady
Bonds."  Those are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities.  They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.  The Underlying Funds will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

Industry and Regional Focus.  At times, some of the Underlying Funds may increase the relative emphasis of their investments in a particular industry, group of industries or region of the world.  Stocks of issuers in a particular industry or region might be affected by changes in economic conditions or by changes in government regulations, availability or basic resources or supplies, or other events that affect that industry or region more than others.  If some of the Underlying Funds have a greater emphasis on investments in a particular industry, their share value may fluctuate in response to events affecting that industry or that region.

Participation Interest in Loans.  These securities represent an undivided fractional interest in a loan obligation of a borrower.  They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate.  The loans may be to foreign or U.S. companies.  They are subject to the risk of default by the borrower.  If the borrower fails to pay interest or repay principal, an Underlying Fund may lose money on its investment.  No Underlying Fund will invest more than 5% of its net assets in participation interests of any one borrower.

Stock and Other Equity Investments.  Some of the Underlying Funds may invest primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, as defined in the Underlying Fund's prospectus (although the Underlying Funds may not all define capitalization in the same way) to seek capital appreciation. Such Underlying Funds may also invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock.  Some of the
Underlying Funds may buy securities issued by domestic or foreign companies.

Preferred stocks, which are a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities.  If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of preferred stocks to decline.  While some of the Underlying Funds may emphasize investments in common stocks, they can also buy securities convertible into common stock.
While many convertible securities are debt securities, the Underlying Fund's
Manager considers some of them to be "equity equivalents" because of their feature allowing them to be converted into common stock.  In these cases, their credit rating has less impact on the investment decisions than in the case of other debt securities.  Convertible securities are subject to credit risk and interest rate risk, discussed above.

Some of the Underlying Funds may buy convertible securities rated below investment grade by Moody's Investor Services, Inc. or Standard & Poor's
Rating Service or having comparable rating by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager).  Those securities (commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities.

"Structured" Notes.  Some of the Underlying Funds may buy "structured" notes, which are specially-designed to the value of an index (such as a currency or securities index) or commodity.  The terms of the instrument may be
"structured" by the purchaser and the borrower issuing the note.

The values of these notes will fall or rise in response to the changes in the values of the underlying security or index.  The value of these notes may be affected by events pertaining to the borrower which may be referred to as
"counter-party" risks.  The values of these notes are also subject to both credit and interest rate risks and therefore some of the Underlying Funds could receive more or less than they originally invested when a note matures, or they might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Underlying Fund to value them or sell them at an acceptable price.

Money Market Instruments.  Some of the Underlying Funds can also invest in
"money market instruments."  These include U.S. Government securities, high-quality corporate debt securities having a remaining maturity of one year or less, bankers' acceptances, commercial paper, certificates of deposit, repurchase agreements, and other short-term corporate debt obligations.  Such investments do not generate capital growth when held to maturity.

Investments in Oppenheimer Institutional Money Market Fund. The Fund and the
Underlying Funds can invest its free cash balances in Class E shares of
Oppenheimer Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Fund and the Underlying Funds may invest in
Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the
Investment Company Act, and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund or the Underlying Funds directly. At the time of an investment, the Manager cannot predict what the yield of the Oppenheimer
Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund and the Underlying Funds will be subject to their proportional share of the expenses of Oppenheimer Institutional Money Market
Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's and the Underlying Funds' advisory fee to the extent of their share of the advisory fee paid to the Manager by Oppenheimer
Institutional Money Market Fund.

OTHER INVESTMENT STRATEGIES.  To seek the objectives of the Fund, the Fund may also use the investment techniques and strategies described below.  The
Manager might not always use all of them.  These investments and techniques have risks, although some are designed to help reduce overall investment or market risks.

Domestic Securities.  Under normal market conditions, the Underlying Funds do not expect to invest a significant amount of their assets in securities of
U.S. issuers.  However, they can hold common and preferred stocks of U.S.
companies, as well as their debt securities, and can also invest in U.S.
corporate and government debt securities for defensive and liquidity purposes.

Hedging.  Some of the Underlying Funds may buy and sell certain kinds of futures contracts, swaps and put and call options, and can enter into forward contracts.  These are all referred to as "hedging instruments."  These
Underlying Funds are not required to use hedging instruments to seek their objectives.  While such Underlying Funds may use forward contracts or swaps to attempt to hedge foreign currency risks, they do not make extensive use of other hedging instruments.  The Underlying Funds do not use hedging instruments for speculative purposes, and have limits on their use of them.

Some of these strategies would hedge an Underlying Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase an Underlying Fund's exposure to the securities market. Forward contracts and currency swaps are used to try to manage foreign currency risks on some of the Underlying Funds' foreign investments.  Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities some of the
Underlying Funds own, or to protect against an increase in the dollar cost of buying foreign securities. Option trading involves the payment of premiums, can increase portfolio turnover, and has special tax effects on an Underlying
Fund.  There are special risks in particular hedging strategies.

Hedging involves risks. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Underlying Fund's return. Some of the
Underlying Funds could also experience losses if the prices of their futures and options positions were not correlated with other investments or if they could not close out a position because of an illiquid market.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  Of the Underlying Funds that can invest in illiquid or restricted securities, none of them will invest more than 15% of net assets in such securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Investing in Other Investment Companies.  Some of the Underlying Funds may
invest in shares of other investment companies subject to the limits permissible by the Investment Company Act.  These limits may not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company.  Because such Underlying Funds would be subject to their ratable share of the other investment company's expenses, they will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Investing in Small, Unseasoned Companies.  Some of the Underlying Funds can
invest up to 5% of their total assets in securities of small, unseasoned companies.  These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors.  These securities may have limited liquidity, so that the Underlying Funds could have difficulty selling them at an acceptable price when they want to.  The prices of these securities may be very volatile.

Loans of Portfolio Securities.  Some of the Underlying Funds have entered into a Securities Lending Agreement with JP Morgan Chase.  Under that agreement, portfolio securities of an Underlying Fund may be loaned to brokers, dealers and other financial institutions.  The Securities Lending
Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Underlying Fund's Securities Lending
Guidelines, adopted by the fund's Board of Directors.  The value of the securities loaned may not exceed 25% of the value of the Underlying Fund's net assets.

Non-Diversification.  While the Fund is "diversified" under the Investment
Company Act one of the Underlying Funds, Oppenheimer International Bond Fund,
is "non-diversified" under the Investment Company Act.  This policy gives this Underlying Fund more flexibility to invest in the debt securities of a single issuer than if it were a "diversified" fund.  However, this Underlying
Fund intends to diversify its investments so that it will qualify as a
"regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify).

Other Debt Securities.  Under normal market conditions, one of the Underlying
Funds, the Oppenheimer International Bond Fund, may invest (up to 35% of its total assets) in debt securities issued by U.S. companies, the U.S.
government or U.S. government agencies to seek its goals.  However, these are not expected to be a significant part of this Underlying Fund's normal long-term investment strategy.  Its investments in U.S. government securities may include U.S. Treasury securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. government, such as collateralized mortgage obligations (CMOs) and other mortgage-related securities.
Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect its income stream from those securities as well as their values.  This Underlying Fund may also buy U.S. commercial paper, which is short-term corporate debt, and asset-backed securities, which are interests in pools of consumer loans and other trade receivables.  Prepayments on the underlying loans may reduce some income on the securities and reduce their values, as with CMOs.

Other Equity Securities.  While some of the Underlying Funds mainly buy common stocks issued by domestic or foreign companies, they may also buy preferred stocks and securities convertible into common stock and can hold rights and warrants.

Portfolio Turnover.  A change in the securities held by the Fund is known as
"portfolio turnover."  The Fund or an Underlying Fund may engage in active and frequent trading to try to achieve its objectives, and may have a high portfolio turnover rate (for example, over 100%).  If the Fund or an
Underlying Fund realizes capital gains when it sells investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).  However, most of the Fund's portfolio transactions should involve trades in the Underlying
Funds that do not entail brokerage commissions.

Temporary Defensive and Interim Investments.  For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund and some of the Underlying Funds may invest up to 100%
of their assets in investments that may be inconsistent with the Fund's principal investment strategies.  Generally the Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities.  The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

"When-Issued" and "Delayed-Delivery" Transactions.  Some of the Underlying
Funds can purchase securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Underlying
Funds if the value of the when-issued security declines prior to the settlement date.  No income accrues to an Underlying Fund on a when-issued security until it receives the security on settlement of the trade.

Zero-Coupon and "Stripped" Securities.  Some of the U.S. government debt securities that some of the Underlying Funds may buy are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value.  "Stripped" securities are the separate income or principal components of a debt security.  Some mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities.  Some of the Underlying Funds may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.  Interest-only and principal-only securities are particularly sensitive to changes in interest rates.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the
Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange
Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the
Securities and Exchange Commission.   Therefore, portfolio holdings of the
Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer funds with more than
6 million shareholder accounts.  The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees.  Under the Investment Advisory Agreement, the Manager will not charge a management fee, but rather the Manager will collect indirect management fees from investments in the Underlying Funds.  The estimated weighted indirect management fees of the Underlying Funds, as a percent of average daily net assets of the Fund is 0.68%.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual
Report to shareholders for the year ended April 30, 2007.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expenses, as follows:

      Class A        Class B        Class C         Class N
      1.75%            2.50%          2.50%           2.00%

      The limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of Underlying Funds.

Portfolio Manager.  The Fund's portfolio is managed by George R. Evans.  Mr.
Evans is Vice President of the Fund and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since inception.  Mr. Evans has been Vice President of the Manager since October
1993 and Director of International Equities of the Manager since July 2004.
He was formerly Vice President of HarbourView Asset Management Corporation
from July 1994 through November 2001 and is an officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio management compensation, other accounts he manages and his ownership of Fund shares.

Information on the portfolio managers of the Underlying Funds is available in the Portfolio Manager section of the respective prospectus of each Underlying
Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders.  The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
Distributor.  Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service.
Your account information will be shared with the dealer you designate as the dealer of record for the account.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds new
account application and return it with a check payable to "OppenheimerFunds
Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If you
do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares.  However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class
N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum wire purchase is
      $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system.  You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.  Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50.  There are reduced minimums available under the following special investment plans:

o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value.  The Fund calculates the net asset value of each class of shares based upon the net asset value per share of the applicable class of the Underlying Funds as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").  The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.  All references to time in this prospectus are to
"Eastern time."

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of
Trustees/Directors believes accurately reflects the fair value.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares.

      The Boards of Trustees/Directors have adopted valuation procedures for the Underlying Funds and have delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the applicable Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Underlying Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).  The Underlying Funds use fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Underlying Funds' portfolio securities, although they may not always be able to accurately determine such values.  There can be no assurance that the Underlying Funds could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Underlying Funds determine its net asset value per share. In addition, the discussion of "time-zone arbitrage" describes effects that the
Underlying Fund's fair value pricing policy is intended to counteract.

If, after the close of the principal market on which a security held by an
Underlying Fund is traded and before the time as of which the Underlying
Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price.  To receive the offering price for a particular day, the
Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day.  If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Funds offer investors five different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares.  If you buy Class A shares, you pay an initial sales charge
(on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in
"How Can You Buy Class A Shares?" below.
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Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can
You Buy Class B Shares?" below.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
Class C Shares?" below.

Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within
18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can you
Buy Class N Shares?" below.

Class Y Shares.  Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser.  Some factors to consider are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.  The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.  Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N.  For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class
      C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders.  Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders.  Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of each Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value.  In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession.  The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and concessions paid to dealers and brokers are as follows:

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                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage     of Concession As a
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
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 Less than $25,000        5.75%            6.10%             4.75%
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 $25,000   or  more   but 5.50%            5.82%             4.75%
 less than $50,000
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 $50,000   or  more   but 4.75%            4.99%             4.00%
 less than $100,000
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 $100,000   or  more  but 3.75%            3.90%             3.00%
 less than $250,000
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 $250,000   or  more  but 2.50%            2.56%             2.00%
 less than $500,000
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 $500,000   or  more  but 2.00%            2.04%             1.60%
 less than $1 million
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  Due to rounding,  the actual  sales  charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
      B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase.  Your Class A shares of Oppenheimer Money
      Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts
      (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation.  If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of
      Accumulation at the time of your purchase.

      To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above.  The
      Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent.   You may also qualify for reduced Class A sales
      charges by submitting a Letter of Intent to the Distributor.  A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period.  Purchases made up to
      90 days before the date that you submit a Letter of Intent will be included in that determination.  Your Class N shares, and any Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
      Reserves on which you have not paid a sales charge, will not be counted for this purpose.  Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

      If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's
      Transfer Agent for this purpose.  Please refer to "How to Buy Shares -
      Letters of Intent" in the Fund's Statement of Additional Information
      for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below.  The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the
      Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date.  You must notify the Transfer
      Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
      Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.  This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.  The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers.  The Fund and the Distributor
      offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors (primarily retirement plans that purchase shares in special programs through the
      Distributor).  These are described in greater detail in Appendix B to the Statement of Additional Information. The Fund's Statement of
      Additional Information may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
      www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents" and click on the icon in the column
      "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the
      OppenheimerFunds website (under the heading "Fund Information," click on the hyperlink "Sales Charge Waivers").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the
      Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below).
That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of
Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o     Class A Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets. There is also no contingent deferred sales charge on any group retirement plan shares purchased after March 1, 2007.

      Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans").
      Shares purchased in grandfathered retirement plans prior to March 1,
      2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase. Beginning
      March 1, 2007, the Distributor will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. Fore shares purchased prior to March 1,
      2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March 1, 2007, the concession for grandfathered retirement accounts is 0.25%.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

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   Years Since Beginning of Month in     Contingent Deferred Sales Charge on
   Which Purchase Order was Accepted           Redemptions in That Year
                                          (As % of Amount Subject to Charge)
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                 0 - 1                                   5.0%
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                 1 - 2                                   4.0%
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                 2 - 3                                   3.0%
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                 3 - 4                                   3.0%
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                 4 - 5                                   2.0%
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                 5 - 6                                   1.0%
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              More than 6                                None
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In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge.  However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds.  The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants.  See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge.  A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
         Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts.  The procedures for buying, selling, exchanging and transferring a Portfolio's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.  Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.  They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.  Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts.  The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares.  Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts.  The Fund makes these payments quarterly, based on an annual rate of up to 0.25%
      of the average annual net assets of Class A shares of the Fund.  The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase.  After the shares were held by a grandfathered retirement plan for a year, the
      Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
      March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution  and  Service  Plans for Class B, Class C and N Shares.  The Fund
      has  adopted  Distribution  and  Service  Plans for Class B, Class C and
      Class N shares  to pay the  Distributor  for its  services  and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under  the  plans,  the Fund pays the  Distributor  an annual asset-based  sales  charge  of 0.75% on Class B and  Class C shares  and
      0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The  asset-based  sales  charge and service  fees  increase  Class B and
      Class C expenses by 1.0% and  increase  Class N expenses by 0.50% of the net  assets per year of the  respective  class.  Because  these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales charges.

      The  Distributor  uses  the  service  fees  to  compensate  dealers  for providing  personal  services for accounts that hold Class B, Class C or
      Class N shares.  The  Distributor  normally  pays the 0.25% service fees to dealers  in  advance  for the first year after the shares are sold by
      the  dealer.   After  the  shares  have  been  held  for  a  year,   the
      Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price.  The
      Distributor normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
       The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price.  The
      Distributor normally retains the asset-based sales charge on Class N shares.  See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds
      Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse
      FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution.  It must be an
Automated Clearing House (ACH) member.  AccountLink lets you:

o     transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
o     have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account.  Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.  After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your
AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way.  Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the
Funds, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS.  You may buy shares of the Fund for your retirement plan account.  If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth
IRAs, SIMPLE IRAs and rollover IRAs.

SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.

Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
 Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Funds let you sell your shares by writing a letter, by wire, or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer
Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature  Guarantee.  To protect you and the Funds from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account.  Call the Transfer Agent for a distribution request form.  Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of Fund shares in your plan account.

Receiving Redemption Proceeds by Wire.  While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500.  There is a
      $10 fee for each request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

   Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.
      You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.  There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:

o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of the Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to  change  all or part of your  investment  from one  Oppenheimer fund to another,  you can exchange your shares for shares of the same class of another  Oppenheimer  fund that offers the  exchange  privilege.  For example, you can  exchange  Class A shares  of the  Fund  only  for  Class A shares  of another fund.  To exchange shares, you must meet several conditions:

   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  When you  establish an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your  account is open for seven days,  you can  exchange  shares on any regular  business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before  exchanging  into a Fund,  you must  obtain  its  prospectus  and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund.  However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire.
Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund.  In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests.  Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com.
      You must have obtained a user I.D. and password to make transactions on that website.  Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
       Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can authorize the Transfer  Agent to exchange  a  pre-determined  amount  of  shares  automatically  on a  monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.  However, there are limits on that privilege.  Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies.  The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.  Exchange requests received after the close of the NYSE will receive the next net asset value calculated
      after the request is received.   However, the Transfer Agent may delay
      transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is made.  The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity.  The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked).  A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.  Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time.  You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or Section 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
      "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading.  You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.  Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or Section 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.  However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures.  The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity.

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period.  When shares are exchanged into the fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.
      For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth
      $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days.  A "direct shareholder"
      is one whose account is registered on a Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.  Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit.  However, investment programs by other
      Oppenheimer funds of funds that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500.  The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer Agent and the
      Funds will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates.  The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped.  In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's holdings to meet redemptions).  This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.  If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification number when you open an account.  Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service ("IRS").

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677.  You may also notify the Transfer
      Agent in writing.  Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare and pay dividends separately for each class of shares from net investment income on an annual basis.  Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL  GAINS.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term
or  long-term   capital  gains  annually.   The  Fund  may  make  supplemental
distributions  of dividends and capital gains  following the end of its fiscal year.  There  can be no  assurance  that the Fund will pay any  capital  gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account.  You can
      reinvest all distributions in the same class of shares of another
      Oppenheimer fund account you have established.

TAXES.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes.  Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Dividend and distributions to Fund shareholders may be from amounts the
Fund receives as dividends or distributions from the Underlying Funds or from gains on the sale of shares in the Underlying Funds.  Changes in the Fund's portfolio holdings may increase turnover of the Fund's assets, which may result in the realization of additional taxable gains or losses by the Fund.
It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders.  Generally, the character of the income or capital gains that the Fund receives from the Underlying Funds will "pass through" to the Fund, subject to certain exceptions, as long as the
Underlying Funds continue to qualify as "regulated investment companies".  As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares.

      Every  year the Fund  will  send  shareholders  and the IRS a  statement showing the amount of any taxable  distribution  you  received in the previous year.  Any long-term  capital  gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to so qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

      If a shareholder is neither a lawful permanent resident nor a citizen of the United States or if a shareholder is a foreign entity, the Fund's ordinary income dividends (which include distributions of net-short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2008, certain distributions designated by the Fund as either interest related dividends or short term gain dividends and paid to a foreign shareholder would be designating any interest related dividends.

      By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or
Social Security Number or if the number you have provided is incorrect.

      The Funds intend to invest in an Underlying Fund only if it qualifies for treatment as a regulated investment company under the Internal Revenue
Code. If an Underlying Fund fails to qualify as a regulated investment company, it may be subject to federal income tax. Although there is no assurance an Underlying Fund will qualify as a regulated investment company, a Fund will promptly dispose of any shares in its portfolio which have been issued by an Underlying Fund which as failed to qualify as a regulated investment company.

Avoid  "Buying  a  Distribution."  If you buy  shares  on or just  before  the ex-dividend  date,  or just  before the Fund  declares  a capital  gains distribution,  you will  pay the  full  price  for the  shares  and then receive a portion  of the price  back as a taxable  dividend  or capital gain.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the
      Funds may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment.  You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.81   $   10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .32         .14
Net realized and unrealized gain                                                               1.90        1.91
                                                                                          ------------------------
Total from investment operations                                                               2.22        2.05
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.28)       (.24)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.29)       (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.74   $   11.81
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            19.05%      20.81%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 695,478   $ 182,910
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $ 397,871   $  56,852
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          2.60%       2.10%
Total expenses 5                                                                               0.43%       0.53%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                             0.35%       0.46%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares
 outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.17%
      Period Ended April 30, 2006     1.43%

6. Less than 0.005%.

                 24 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS B     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.76    $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .21         .09
Net realized and unrealized gain                                                               1.89        1.90
                                                                                          ------------------------
Total from investment operations                                                               2.10        1.99
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.22)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.23)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.63    $  11.76
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.06%      20.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 118,894    $ 33,843
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  69,567    $ 10,159
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          1.74%       1.34%
Total expenses 5                                                                               1.30%       1.42%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                             1.22%       1.35%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5 Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       2.04%
      Period Ended April 30, 2006     2.32%

6. Less than 0.005%.

                 25 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.77    $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .22         .04
Net realized and unrealized gain                                                               1.89        1.96
                                                                                          ------------------------
Total from investment operations                                                               2.11        2.00
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.23)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.24)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.64    $  11.77
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.14%      20.31%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 327,749    $ 84,529
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $ 184,470    $ 24,928
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          1.81%       0.67%
Total expenses 5                                                                               1.19%       1.28%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                            1.12%       1.21%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.93%
      Period Ended April 30, 2006     2.18%

6. Less than 0.005%.

                 26 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS N     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.80     $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .29         .10
Net realized and unrealized gain                                                               1.89        1.93
                                                                                          ------------------------
Total from investment operations                                                               2.18        2.03
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.27)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.28)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.70     $ 11.80
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.70%      20.66%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $  35,342     $ 5,989
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  17,382     $ 1,477
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          2.32%       1.61%
Total expenses 5                                                                               0.74%       0.79%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                            0.67%       0.72%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.48%
      Period Ended April 30, 2006     1.69%

6. Less than 0.005%.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED APRIL 30,                                                              2007         2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $  11.84      $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                        .32          .09
Net realized and unrealized gain                                                              1.96         1.99
                                                                                         -------------------------
Total from investment operations                                                              2.28         2.08
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                          (.31)        (.24)
Distributions from net realized gain                                                          (.01)          --
                                                                                         -------------------------
Total dividends and/or
distributions to shareholders                                                                 (.32)        (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  13.80      $ 11.84
                                                                                         =========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                           19.51%       21.16%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $  4,881      $ 1,405
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  2,254      $   469
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                         2.62%        1.41%
Total expenses 5                                                                              0.02%        0.08%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                           (0.05)% 6     0.01%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          1%           0% 7

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       0.76%
      Period Ended April 30, 2006     0.98%

6. The amount of indirect expenses reimbursed for the class, including certain management fees and all distribution related service plan fees incurred indirectly, exceed the amount of the direct expenses it incurred.

7. Less than 0.005%.

More Information About the Underlying Funds

Oppenheimer Developing Markets Fund - The Fund aggressively seeks long-term capital appreciation to make your investment grow by investing mainly in common stocks of issuers in emerging and developing markets throughout the world.

The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world.

o     Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets.
o     The Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o     The Fund will emphasize investments in common stocks and other equity securities.
o     The Fund will emphasize investments in growth companies, which can be in any market capitalization range.

Oppenheimer Global Opportunities Fund - The Fund seeks capital appreciation consistent with the preservation of principal, while providing current income by investing mainly in equity securities of U.S. and foreign issuers.

The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries.  Some of those equity securities are expected to pay dividends which produce income for the Fund.  Currently the Fund emphasizes its investments in stocks, but may invest in debt securities when the Fund's investment Manager, OppenheimerFunds, Inc., deems appropriate.  The Fund is not required to invest any set percentage of its assets for growth or income.
 The Fund can invest in any country, including developed or emerging markets, but currently emphasizes investments in developed markets.  As a fundamental policy, the Fund will normally invest in at least four countries (including the United States).

The Fund can invest in securities of corporate issuers in all capitalization ranges.  The Fund currently invests a substantial portion of its assets in small- and mid-sized companies whose prices may be more volatile than stocks issued by larger companies.

Oppenheimer International Bond Fund - The Fund seeks total return as its primary goal.  As a secondary goal, it seeks income when consistent with total return by investing primarily in foreign government and corporate bonds, in both developed and emerging markets.

The Fund invests mainly in debt securities of foreign government and corporate issuers.  Those debt securities generally referred to as "bonds,"
include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations.  They may include "zero coupon" or "stripped" securities.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in at least three countries other than the United States.  The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change.  The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade.  The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income.  Therefore, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Oppenheimer International Growth Fund - The Fund seeks long-term capital appreciation by investing in common stocks of foreign companies.

The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the United States or have their primary operations outside the U.S. "Growth companies" are issuers that the Fund's portfolio manager believes have favorable long-term growth prospects.

The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range.  For example, the Fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies whose prices may be more volatile than stocks issued by larger companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or
Latin America.  It can invest 100% of its assets in foreign securities.
Under normal market conditions,

o     as a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the United States;
o     the Fund will emphasize investments in common stocks of issuers that the Portfolio Manager considers to be "growth" companies.

The Fund can buy securities convertible into common stock and other securities having equity features.  The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

Oppenheimer International Small Company Fund - The Fund seeks long-term capital appreciation to make your investment grow by investing mainly in common stocks of "small-cap" companies outside the United States.

The Fund invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S.
and have market capitalizations of $3 billion or less.  These are described as "small-cap companies." That capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time.
The Fund measures that capitalization at the time the Fund buys a security, and it is not required to sell the security if the issuer's capitalization changes.  The Fund focuses on stocks of companies that the portfolio managers believe have favorable growth prospects.  Under normal circumstances:

o     The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies.

o     The Fund will invest at least 65% of its total assets in foreign securities.  The Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.

Oppenheimer International Value Fund - The Fund seeks long-term capital appreciation by investing in common stocks of foreign companies that the portfolio manager believes to be undervalued.

The Fund currently invests mainly in common stocks of companies believed by the Fund's investment manager, OppenheimerFunds, Inc. to be undervalued, that are domiciled outside the United States or have their primary operations outside the U.S.

The Fund does not limit its  investments to issuers  within a specific  market capitalization  range. At times, the Fund may invest a substantial  portion of its assets in a particular  capitalization  range.  For example,  the Fund may invest a  substantial  portion  of its  assets in  stocks  issued by small and mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia.  It can invest 100% of its assets in foreign securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

Oppenheimer Quest International Value Fund - The Fund seeks long-term capital appreciation as its goal.  It uses an international investment strategy primarily involving common stocks and other equity securities.

The Fund currently invests mainly in common stocks of companies believed by the Fund's investment manager, OppenheimerFunds, Inc. to be undervalued, which are domiciled outside the United States or have their primary operations outside the U.S.

The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range.  For example, the Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia.  It can invest 100% of its assets in foreign securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

INFORMATION AND SERVICES

For More Information on Oppenheimer International Diversified Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Fund's investment policies, risks, and operations.  It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund, or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Funds including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Funds are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this prospectus.  This prospectus is not an offer to sell shares of any Fund, nor a solicitation of an offer to buy shares of any Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:                 [logo]  OppenheimerFunds
Distributor, Inc.
The Funds' SEC File No.: 811-21775
PR0195.001.0807
Printed on recycled paper

                          Appendix to Prospectus of
                     Oppenheimer International Diversified Fund

      Graphic Material included in the Prospectus of Oppenheimer
International Diversified Fund: "Annual Total Returns (Class A) (as of 12/31
each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
International Diversified Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each calendar year since the Fund's inception, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer International Diversified Fund
Ended                               Class A Shares

12/31/06                            25.82%

Oppenheimer International Diversified Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 27, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated August 27, 2007. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                  Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
    Disclosure of Portfolio Holdings...................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Payments to Fund Intermediaries........................................
Performance of the Fund................................................
About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................
Financial Information About the Fund
Report of Independent Registered Public Accounting Firm................
Appendix A: Ratings Definitions.....................................A-1
Appendix B: Special Sales Charge Arrangements and Waivers...........B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities the Fund's investment manager, OppenheimerFunds, Inc. (the
"Manager"), can select for the Fund or the Underlying Funds. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

      The Fund's Investment Policies. The composition of the Fund and the techniques and strategies that the Manager may use in selecting fund securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

      The Underlying Funds' Investment Policies. The Fund can invest in various Oppenheimer funds. The Fund normally invests in a portfolio consisting of an allocation in Class A or Class Y shares of other Oppenheimer funds, referred to as "Underlying Funds." The Prospectus contains a brief description of Oppenheimer Developing Markets Fund ("Developing Markets
Fund"), Oppenheimer Global Opportunities Fund ("Global Opportunities Fund"),
Oppenheimer International Bond Fund ("International Bond Fund"), Oppenheimer
International Growth Fund ("International Growth Fund"), Oppenheimer
International Small Company Fund ("International Small Company Fund"),
Oppenheimer International Value Fund ("International Value Fund"), and
Oppenheimer Quest International Value Fund, Inc. ("Quest International Value
Fund"), including each Underlying Fund's investment objective. Set forth below is supplemental information about the types of securities the
Underlying Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives.

      For more complete information about each Underlying Fund's investment policies and strategies, please refer to each Underlying Fund's Prospectus.
You may obtain a copy of each Underlying Fund's Prospectus by calling
1.800.225.5677.

      |X|   Foreign Securities. Some of the Underlying Funds may invest in foreign securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. They also include securities of companies
(including those that are located in the U.S. or organized under U.S. law)
that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." For specific information on the type of securities that an
Underlying Fund considers "foreign securities" and the limitations on the total amount of assets of the Underlying Funds that can be invested in foreign securities, refer to the Prospectus and SAI for the Underlying Fund.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may be considered "foreign securities" for the purpose of the Underlying Fund's investment allocations because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign currencies in which such securities may denominated. The Underlying Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency, rates or currency devaluation, or currency control
                 regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
                 domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
                 U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
                 adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X|   Passive Foreign Investment Companies. Some securities of
corporations domiciled outside the U.S. which the Underlying Funds may purchase, may be considered passive foreign investment companies ("PFICs")
under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up"
companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal Revenue Code of 1986, as amended ("Internal
Revenue Code")ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Underlying Fund may not realize that a foreign corporation it invests in is a
PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Underlying Funds make every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Underlying Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Underlying Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

      |X|   Convertible Securities. Some of the Underlying Funds may invest in convertible securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.
In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities.
Convertible debt securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager may examine the following factors:
         (1)  whether,  at  the  option  of  the  investor,   the  convertible
              security  can be  exchanged  for a fixed  number  of  shares  of common stock of the issuer,
         (2)  whether the issuer of the  convertible  securities  has restated
              its earnings per share of common stock on a fully  diluted basis
              (considering   the  effect  of  conversion  of  the  convertible
              securities), and
         (3)  the extent to which the convertible security may be a defensive
              "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|   Growth Companies. Some of the Underlying Funds invest in growth companies. Growth companies are those companies that the Manager believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

      Growth companies may have a variety of characteristics that, in the
Manager's view, define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Underlying Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

      |X|   Value Investing. Quest International Value Fund and International
Value Fund use a value investing style. In selecting equity investments for these portfolios, the portfolio managers currently use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:
      o  Price/Earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
      o  Price/Book Value Ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
      o  Discounted Future Value Analysis, which involves two steps:
         determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company; and then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
      o  Valuation of Assets which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      |X|   Investments in Equity Securities. Some of the Underlying Funds
focus their investments in equity securities of both U.S. companies and foreign countries. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.
Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap.

      At times, one or more of the Underlying Funds may increase their emphasis on equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek their objectives.

      Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap issuers and mid-cap issuers. Therefore, to the degree that an Underlying Fund has investments in smaller capitalization companies at times of market volatility, its share prices may fluctuate more. The market capitalization ranges used by the
Underlying Funds will vary from Fund to Fund. For specific information on the market capitalization ranges and types of investments in equity securities for an Underlying Fund, refer to the Statement of Information for the
Underlying Fund.

      |X|   Preferred Stock. Some of the Underlying Funds may invest in preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating"
stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      |X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund and the Underlying Funds traded their portfolio securities during their last fiscal year. For example, if the Fund or Underlying Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's and Underlying Funds' portfolio turnover rates will fluctuate from year to year, and they may have a portfolio turnover rate of more than 100% annually. International Bond Fund may have a portfolio turnover rate of more than 250% annually.

      Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund and Underlying Funds, which may reduce their overall performance. However, most of the Fund's portfolio transactions should involve trades in the Underlying Funds that do not entail brokerage commissions. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund and Underlying Funds will normally distribute all of their capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

      |X|   Rights and Warrants.  Some of the  Underlying  Funds may invest in warrants  or  rights.  For  specific  limitations  on  the  Underlying  Funds'
investments in Rights and Warrants, refer to the SAI for the Underlying Fund.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X|   Special Risks of Emerging and Developing Markets. Emerging and
developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in
Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Underlying Funds' Manager will consider these factors when evaluating securities in these markets. For specific limitations on the
Underlying Funds' investments in emerging and developing markets, refer to the SAI for the Underlying Fund.

|X|   Settlement of Transactions. Settlement procedures in developing markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems. Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods. Delays in settlement could result in temporary periods during which a portion of an Underlying Fund's assets is uninvested and no return is earned on those assets. The inability of an Underlying Fund to make intended purchases of securities due to settlement problems could cause an Underlying Fund to miss investment opportunities. An Underlying Fund could suffer losses from the inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an
Underlying Fund's portfolio or, if an Underlying Fund has entered into a contract to sell the security, a possible liability to the purchaser.

|X|   Price Volatility. Securities prices in developing markets may be significantly more volatile than is the case in more developed nations of the world. In particular, countries with emerging markets may have relatively unstable governments. That presents the risk of nationalization of businesses, restrictions on foreign ownership or prohibitions of repatriation of assets. These countries may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

|X|   Less Developed Securities Markets. Developing market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries.
These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

|X|   Government Restrictions. In certain developing countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as an
Underlying Fund. Also, a government might impose temporary restrictions on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, an Underlying Fund could be adversely affected. Additionally, an
Underlying Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

      Among the countries that the Manager has identified as developing or emerging markets in which an Underlying Fund will consider investing are the following countries. An Underlying Fund might not invest in all of these countries and the list may change.

 Algeria          Czech Republic Ivory Coast   Nigeria           Sri Lanka
 Argentina        Ecuador        Jamaica       Pakistan          Swaziland
 Bangladesh       Egypt          Jordan        Paraguay          Taiwan
 Bolivia          Estonia        Kenya         Peru              Tanzania
 Botswana         Ghana          Latvia        Philippines       Thailand
 Brazil           Greece         Lebanon       Poland            Tunisia
 Bulgaria         Guyana         Lithuania     Portugal          Turkey
 Chile            Hong Kong      Malaysia      Russia            Ukraine
 China            Hungary        Mauritius     Singapore         Uruguay
 Colombia         India          Mexico        Slovakia Republic Venezuela
 Costa Rica       Indonesia      Morocco       Slovenia          Vietnam
 Croatia          Iran           Myanmar       South Africa      Zambia
 Cyprus           Israel         Namibia       South Korea       Zimbabwe

Other Investment Techniques and Strategies. In seeking their investment objectives, certain Underlying Funds may from time to time use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

|X|   Investing in Small, Unseasoned Companies. Some of the Underlying Funds
can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case, an
Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. For specific limitations on the Underlying Funds'
investments in small, unseasoned companies, refer to the SAI for the
Underlying Fund.

|X|   Investment in Other Investment Companies. Some of the Underlying Funds
can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, an Underlying Fund may invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the
Underlying Fund may not be able to buy those portfolio securities directly.
As a non-fundamental policy, the Underlying Funds cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section
12(d)(1) of the Investment Company Act.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Underlying Funds do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. For specific limitations on the Underlying Funds'
investments in securities of other investment companies, refer to the SAI for the Underlying Fund. The Underlying Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

|X|   Foreign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Some of the Underlying Funds can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for
Reconstruction and Development (commonly called the "World Bank"), the Asian
Development bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      Some of the Underlying Funds can invest in U.S. dollar-denominated
"Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments;
(iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

|X|   Debt Securities. Some of the Underlying Funds can invest in a variety of debt securities to seek their objectives, for defensive purposes or for liquidity. Foreign debt securities are subject to the risks of foreign securities described below. For example, when the stock market is volatile, or when the portfolio manager believes that growth opportunities in stocks are not attractive, certain debt securities might not only offer defensive opportunities but also some opportunities for capital appreciation. In general, debt securities are also subject to two additional types of risk:
credit risk and interest rate risk. For specific limitations on the
Underlying Funds' investments in debt securities, refer to the SAI for the
Underlying Fund.

|X|   Credit  Risk.  Credit risk  relates to the ability of the issuer to meet interest  or  principal  payments  or both as they  become  due.  In  general, lower-grade,  higher-yield  bonds  are  subject  to  credit  risk to a greater extent than lower-yield, higher-quality bonds.

      Some of the Underlying Funds' investments are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), or at least "BBB"
by Standard & Poor's Rating Service ("S&P") and Fitch, Inc. ("Fitch"), or
have comparable ratings by another nationally-recognized rating organization.

      While securities rated "Baa" by Moody's or "BBB" by S&P and Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics.
Definitions of the debt security ratings categories of Moody's, S&P, and
Fitch are included in Appendix A to this SAI.

      Some of the Underlying Funds also buy non-investment-grade debt securities (commonly referred to as "junk bonds"). "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by S&P or Fitch or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying Fund's assets that can be invested in lower-grade securities.

|X|   Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in prevailing interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after an Underlying
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore an Underlying Fund's net asset values will be affected by those fluctuations.

|X|   U.S. Government Securities. Some of the Underlying Funds may invest in
U.S. Government securities. These are securities issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of
U.S. government agencies or instrumentalities in which the Underlying Funds can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

|X|   Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately.
An Underlying Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S.
Treasury notes or bonds that have been stripped of their interest coupons,
U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      An Underlying Fund's investment in zero-coupon securities may cause the
Underlying Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Underlying Fund may have to sell portfolio securities that it otherwise might have continued
to hold or to use cash flows from other sources such as the sale of the
Underlying Fund's shares.

|X|   Special Risks of Lower-Grade Debt Securities. Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an
Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on these Underlying
Funds' investments in lower-grade debt securities, refer to the SAI for the
Underlying Fund.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by S&P or Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities.
International Bond Fund and Global Opportunities Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time it buys them.

      Some of the special credit risks of lower-grade securities include the following: there is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities; the issuer's low creditworthiness may increase the potential for its insolvency; an overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn; an economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by S&P or Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this SAI.

|X|   Cyclical Opportunities. Some of the Underlying Funds seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager(s) of these Underlying
Funds believes they have growth potential. For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. These Underlying Funds focus on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

|X|   Repurchase Agreements. Some of the Underlying Funds can acquire securities subject to repurchase agreements. An Underlying Fund might do so for liquidity purposes to meet anticipated redemptions of fund shares, or pending the investment of the proceeds from sales of fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, an Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Underlying Fund's Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to an Underlying Fund's limits on holding illiquid investments. There is generally no limit on the amount of the Underlying Funds' net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes. For specific limitations on the Underlying
Funds' investments in securities subject to repurchase agreements, refer to the SAI for the Underlying Fund.

      Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security. The Underlying Funds'
repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying
Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Underlying Funds' Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Reverse Repurchase Agreements. Some of the Underlying Funds can use
reverse repurchase agreements on debt obligations they own. Under a reverse repurchase agreement, the Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an agreed-upon date. The Underlying Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse repurchase agreement could decline below the price at which the Underlying Fund is obligated to repurchase them. These agreements are considered borrowings by the Underlying
Fund and will be subject to the asset coverage requirement under the
Underlying Fund's policy on borrowing.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Underlying Funds' Boards of Trustees/Directors, the
Manager determines the liquidity of certain of an Underlying Fund's investments. To enable an Underlying Fund to sell its holdings of a restricted security not registered under applicable securities laws, the
Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the
Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the
Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The
Underlying Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Funds may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit an Underlying Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

      The Underlying Funds have limitations that apply to purchases of restricted securities, as stated in their prospectuses. Those percentage restrictions generally do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities generally include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Forward Rolls. Some of the Underlying Funds can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying Fund in excess of the yield on the securities that have been sold.

      An Underlying Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Underlying Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities an Underlying Fund sells might decline below the price at which the Underlying Fund is obligated to repurchase securities.

|X|   Loans of Portfolio Securities. To raise cash for income or liquidity purposes, some of the Underlying Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the
Underlying Funds' Board of Trustees or Directors. For specific limitations on the Underlying Funds' loans of portfolio securities, refer to the SAI for the
Underlying Fund. In addition, these loans are subject to the other conditions described in the SAI of the Underlying Fund.

      There are some risks in connection with securities lending. An
Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. An Underlying Fund must receive collateral for a loan.
Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which an Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

      When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The
Underlying Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the
Underlying Fund's loans must meet applicable tests under the Internal Revenue
Code and must permit the Underlying Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Some of the Underlying Funds may lend their portfolio securities to brokers, dealers and other financial institutions pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the prospectuses of these funds. Under the Securities Lending Agreement and applicable regulatory requirements
(which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which these funds are permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by these funds if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP
Morgan Chase and the fund. These funds will receive, pursuant to the
Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. These funds will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP
Morgan Chase or the fund on 30 days' written notice. The terms of these funds' loans must also meet applicable tests under the Internal Revenue Code and permit a fund to reacquire loaned securities on five business days'
notice or in time to vote on any important matter. These funds will lend their portfolio securities in conformity with each fund's Securities Lending
Guidelines, as adopted by the Fund's Board.

|X|   Borrowing for Leverage. The Fund and many of the Underlying Funds have the ability to borrow from banks, to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." Currently, under the Investment Company Act, absent exemptive relief, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.
Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
If the value of the Fund's or the Underlying Fund's assets fail to meet the
300% asset coverage requirement, the Fund or the Underlying Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund or the Underlying Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund or the Underlying Fund will pay interest on its borrowings, and that interest expense will raise the overall expenses of the Fund or the
Underlying Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.
Additionally, the Fund or an Underlying Fund's net asset values per share might fluctuate more than that of funds that do not borrow.

|X|   Derivatives. Many Underlying Funds can invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Underlying Funds can use are the hedging instruments described below in this SAI. Segregated accounts will be maintained for all derivative transactions, to the extent required by the Investment Company Act. For specific limitations on the
Underlying Funds' investments in derivatives, refer to the SAI for the
Underlying Fund.

      Among the derivative investments some of the Underlying Funds can invest in are "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments some of the Underlying Funds can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Underlying Funds' manager expected.

|X|   Asset-Backed Securities. Some of the Underlying Funds may invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-backed securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interests in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, an
Underlying Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, an
Underlying Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and collateralized mortgage obligations ("CMOs").

|X|   Hedging. Many Underlying Funds can use hedging instruments although they may not be obligated to use them in seeking their objectives. To attempt to protect against declines in the market value of the Underlying Funds'
portfolios, to permit these funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, these funds could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to increase these funds' income.

      The Underlying Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, these funds would normally seek to purchase the securities and then terminate that hedging position. These funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so these funds could:
o     buy futures, or
o     buy calls on futures or on securities.

      The Underlying Funds may not be obligated to use hedging instruments, even though they may be permitted to use them in their manager's discretion, as described below. The Underlying Funds' strategy of hedging with futures and options on futures may be incidental to these funds' activities in the underlying cash market. The particular hedging instruments these funds can use are described below. These funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with these funds' investment objectives and are permissible under applicable regulations governing these funds.

|X|   Futures. Some of the Underlying Funds can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices
(these are referred to as "financial futures"); (2) commodity contracts
(these are referred to as "commodity futures"); (3) debt securities (these are referred to as "interest rate futures"); (4) foreign currencies (these are referred to as "forward contracts"); (5) individual stock (these are referred to as "single stock futures"); (6) bond indices (these are referred to as "bond index futures"); and (7) broadly-based stock indices (these are referred to as "stock index futures"). For specific information on the permitted type of future contract for an Underlying Fund, refer to the SAI for the Underlying Fund.

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities.
A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Certain Underlying Funds may invest a portion of their assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. These funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is made or received by an Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, an Underlying
Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with an Underlying Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, an Underlying Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Fund. Any loss or gain on the future is then realized by the Underlying Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

|X|   Put and Call Options. Some Underlying Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Underlying
Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in this SAI.

|X|   Writing Covered Call Options. Some Underlying Funds can write (that is, sell) covered calls. If these funds sell a call option, it must be covered.
That means these funds must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by identifying liquid assets to enable the Underlying Fund to satisfy its obligations if the call is exercised. For specific limitations on the
Underlying Funds' investments in covered calls, refer to the SAI for the
Underlying Fund.

      When an Underlying Fund writes a call on a security, it receives cash
(a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The
Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

      When the Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
Underlying Fund would keep the cash premium.

      The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the
investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

      When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the
Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Underlying
Fund may purchase a corresponding call in a "closing purchase transaction."
The Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction. The
Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Underlying Fund they are taxable as ordinary income. If the Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

The Underlying Funds may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets.
The Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

|X|   Writing Put Options. Some Underlying Funds can sell put options on securities, broadly-based securities indices, foreign currencies and futures.
A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. For specific limitations on the Underlying Funds'
investments in put options, refer to the SAI for the Underlying Fund.

      If an Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying
Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put an Underlying Fund has written expires unexercised, the
Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The
Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      An Underlying Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

|X|   Purchasing Puts and Calls. Some of the Underlying Funds can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. They may do so to protect against the possibility that an Underlying
Fund's portfolio will not participate in an anticipated rise in the securities market. When an Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. For specific limitations on the Underlying Funds' investments in calls and puts, refer to the SAI for the Underlying Fund.

      An Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the
Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

      Some Underlying Funds can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not they own the underlying investment. Convertible Securities Fund may buy only those puts that relate to stocks including stocks underlying the convertible securities that this fund owns. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures an Underlying Fund owns enables this fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Underlying Fund does not own (such as an index or future) permits the Underlying Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment.
If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When an Underlying Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

|X|   Buying and Selling Options on Foreign Currencies. Some of the
Underlying Funds can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Underlying Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If their manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If their manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying
Fund's position. The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call an Underlying Fund writes on a foreign currency is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Underlying Funds could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Underlying
Fund covers the option by maintaining and identifying cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

|X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      An Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the
Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Underlying
Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

      An Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The
Underlying Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      An Underlying Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when an
Underlying Fund does so the market might decline. If an Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

|X|   Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. An Underlying Fund may use them to "lock in" the U.S.
dollar price of a security denominated in a foreign currency that an
Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. An Underlying Fund may also use "cross-hedging" where an Underlying
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      An Underlying Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of
U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      An Underlying Fund could also use forward contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When an Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of an Underlying Fund's portfolio securities denominated in that foreign currency. When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.
Alternatively, the Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the
Underlying Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated. That is referred to as a
"cross hedge."

      An Underlying Fund will cover its short positions in these cases by identifying to its books assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. An Underlying
Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying
Fund to deliver an amount of foreign currency in excess of the value of the
Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, an
Underlying Fund may maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying
Fund may purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, an
Underlying Fund may purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Underlying Funds'
manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency an Underlying Fund is obligated to deliver, the Underlying Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade.
If the market value of the security instead exceeds the amount of foreign currency an Underlying Fund is obligated to deliver to settle the trade, the
Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying
Funds to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Underlying Funds' performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Funds had not entered into such contracts.

      At or before the maturity of a forward contract requiring an Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Funds of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying Funds must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Funds value their assets daily in terms of U.S.
dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate, while offering a lesser rate of exchange if the Underlying Funds desire to resell that currency to the dealer.

|X|   Interest Rate Swap Transactions. Some of the Underlying Funds can enter into interest rate swap agreements. In an interest rate swap, these funds and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. These funds can enter into swaps only on securities that they own. An Underlying Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. For specific limitations on the Underlying Funds' investments in interest rate swap transactions, refer to the SAI for the Underlying Fund.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by these funds under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, these funds' loss will consist of the net amount of contractual interest payments that these funds have not yet received. These funds' manager will monitor the creditworthiness of counterparties to these funds' interest rate swap transactions on an ongoing basis.

      Some Underlying Funds can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between these funds and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X|   Total Return Swap Transactions. Some of the Underlying Funds may enter into total return swaps. For specific limitations on the Underlying Funds'
investments in total return swaps, refer to the SAI for the Underlying Fund.
A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat)
for another asset (cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Underlying Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Underlying Fund may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the
Underlying Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Underlying Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Underlying Fund will pay an adjustable or floating fee. With a
"floating" rate, the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Underlying Fund may be required to pay a higher fee at each swap reset date.

|X|   Swaption Transactions. Some of the Underlying Funds may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Underlying Fund's statement of financial condition.

|X|   "Structured"  Notes.  Some of the Underlying  Funds can buy "structured"
notes,   which  are   specially-designed   derivative  debt  investments  with
principal  payments  or interest  payments  that are linked to the value of an index (such as a currency or securities index) or commodity.  The terms of the instrument may be "structured" by the purchaser (the Underlying  Fund) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Underlying
Fund to sell its investment at an acceptable price.

|X|   Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Underlying Funds have claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Underlying Funds may use
futures and options for hedging and non-hedging purposes to the extent consistent with their investment objective, internal risk management guidelines adopted by the Underlying Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying
Fund's prospectus or this SAI.

      Transactions in options by the Underlying Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Fund (or an advisor that is an affiliate of the Underlying Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff interpretations regarding applicable provisions of the
Investment Company Act, when the Underlying Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the
Underlying Fund.

|X|   Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Underlying Funds may invest are treated as
"Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Funds enter into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying
Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
      (1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Funds accrue interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Underlying
            Funds actually collect such receivables or pays such liabilities,
            and
      (2)   gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the  date  of  acquisition  of a  debt security  denominated  in a foreign  currency or foreign  currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Funds' investment income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Fund or the Underlying Funds'
manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund and the Underlying Funds can invest in a variety of debt securities for defensive purposes. The Fund and the Underlying Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of a Fund or an Underlying Fund, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. For specific types of securities an Underlying Fund can buy when assuming a temporary defensive or interim investment position, refer to the SAI for the
Underlying Fund. Examples of temporary defensive and interim investments the
Fund may use, and that some of the Underlying Funds may use, include:
o     high-quality (rated in the top two rating categories of
            nationally-recognized rating organizations or deemed by the
            Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      These short-term debt securities would be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|   Real Estate Investment Trusts (REITs). Some of the Underlying Funds can
invest in real estate investment trusts, as well as real estate development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|   U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
Treasury bonds (which have maturities of more than ten years when issued).
Treasury securities are backed by the full faith and credit of the United
States as to timely payments of interest and repayments of principal. Other
U.S. Treasury obligations the Underlying Funds can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon
U.S. Treasury securities described below, and Treasury Inflation-Protection
Securities ("TIPS").

|X|   Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage
Corporation obligations.

|X|   Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other
"pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. For specific limitations on the Underlying
Funds' investments in mortgage-related U.S. government securities, refer to the SAI for the Underlying Fund.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, an Underlying Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce that fund's yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Underlying Funds' share prices.

|X|   GNMA (Ginnie Mae) Certificates. The Government National Mortgage
Association ("GNMA") is a wholly-owned corporate instrumentality of the
United States within the U.S. Department of Housing and Urban Development.
GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or
guaranteed by the Veterans Administration.

      The Ginnie Maes in which some of the Underlying Funds invest are of the
"fully modified pass-through" type. They provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Underlying Fund are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty,
GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA.
Holders of Ginnie Maes (such as the Underlying Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Underlying Fund with respect to the mortgages underlying the Ginnie Maes held by the Underlying Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Underlying Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to thirty (30)
years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

|X|   Federal Home Loan Mortgage Corporation (FHLMC) Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:

o     interest payments less servicing and guarantee fees,
o     principal prepayments, and
o     the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

|X|   Federal National Mortgage Association (Fannie Mae) Certificates. Fannie
Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae
Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the
United States or any of its agencies or instrumentalities other than Fannie
Mae.

|X|   Commercial (Privately-Issued) Mortgage Related Securities. Some of the
Underlying Funds can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans.
They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

|X|   "Stripped" Mortgage Related Securities. Some of the Underlying Funds
may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Underlying Fund might not fully recoup its investment in an
I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for the Underlying Fund to dispose of its holdings at an acceptable price.

|X|   Mortgage-Related Securities. Some of the Underlying Funds can invest in mortgage-related securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include CMOs, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some of the
Underlying Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the
Underlying Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Underlying Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Underlying
Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Underlying Fund's mortgage-related securities were to decrease broadly, the Underlying Fund's effective duration and therefore its sensitivity to interest rates, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

|X|   Collateralized    Mortgage    Obligations.    Collateralized    mortgage
obligations  or  CMOs,  are  multi-class  bonds  that are  backed  by pools of
mortgage   loans  or   mortgage   pass-through   certificates.   They  may  be
collateralized by:

o     pass-through certificates issued or guaranteed by Government National
            Mortgage Association (Ginnie Mae), Federal National Mortgage
            Association (Fannie Mae), or Federal Home Loan Mortgage
            Corporation (Freddie Mac),
o     unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
            Administration  or  guaranteed  by  the  Department  of  Veterans'
            Affairs,
o     unsecuritized conventional mortgages,
o     other mortgage-related securities, or
o     any combination of these.

Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

|X|   Participation Interests. Some of the Underlying Funds can invest in participation interests, subject to the Underlying Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to this fund other than to pay this fund the proportionate amount of the principal and interest payments it receives. For specific limitations on the Underlying Funds' investments in participation interests, refer to the
SAI for the Underlying Fund.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of an Underlying Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|   Bank Obligations and Securities That Are Secured By Them. Some of the
Underlying Funds can invest in bank obligations, including time deposits, certificates of deposit, and bankers' acceptances. They must be either obligations of a domestic bank with total assets of at least $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion.
These Underlying Funds may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term "bank" includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal
Deposit Insurance Corporation.

      Time  deposits  are  non-negotiable  deposits  in a bank for a specified period of time at a stated  interest  rate.  They may or may not be subject to withdrawal  penalties.  However,  time deposits that are subject to withdrawal penalties,  other than those  maturing  in seven days or less,  are subject to the limitation on investments by the Underlying Fund in illiquid investments.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed
"accepted" when a bank guarantees their payment at maturity.

|X|   Credit Derivatives. Some of the Underlying Funds may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. An
Underlying Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. An Underlying Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note
(also known as "selling credit protection").

      An Underlying Fund would take a short position in a credit default swap
(the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Underlying Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Underlying
Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that its manager determines is closely correlated as an inexact bona fide hedge.

      If an Underlying Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Underlying Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Underlying Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If an Underlying Fund takes a long position in the credit default swap note, if there is a credit event the Underlying Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Underlying Fund is long or short the swap, respectively). For specific limitations on the Underlying Funds' investments in credit derivatives, refer to the SAI for the Underlying Fund.

|X|   Floating Rate and Variable Rate Obligations. Some of the securities that some of the Underlying Funds can purchase have variable or floating interest rates. Variable rates are adjusted at stated periodic intervals.
Variable rate obligations can have a demand feature that allows the
Underlying Funds to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Underlying Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

|X|   "When-Issued" and "Delayed-Delivery" Transactions. Some of the
Underlying Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. For specific limitations on the Underlying Funds'
investments in "when-issued" and "delayed-delivery" transactions, refer to the SAI for the Underlying Fund.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to an Underlying Fund. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment until it receives the security at settlement. There is a risk of loss to the
Underlying Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      Some of the Underlying  Funds may engage in when-issued  transactions to secure what the Manager  considers  to be an  advantageous  price and yield at the time the obligation is entered into.  When an Underlying  Fund enters into a when-issued or  delayed-delivery  transaction,  it relies on the other party to complete  the  transaction.  Its  failure to do so may cause an  Underlying
Fund to lose the  opportunity  to obtain the security at a price and yield its manager considers to be advantageous.

      When an Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although an Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time an Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction, it records the proceeds to be received. An Underlying Fund will identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

      When-issued and delayed-delivery transactions can be used by an
Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, an Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, an Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|   Privatization Programs. The governments in some developing countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital appreciation, and the Manager may invest Underlying Fund assets in privatization programs in what it considers to be appropriate circumstances. In certain developing countries, the ability of foreign entities such as an Underlying Fund to participate in privatization programs may be limited by local law. Additionally, the terms on which an Underlying Fund might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.

|X|   Money Market Instruments. Some of the Underlying Funds can invest in a variety of high quality money market instruments and short-term debt obligations, both under normal market conditions and for defensive purposes.
The following is a brief description of the types of money market securities and short-term debt obligations the Underlying Funds can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities.
They may have fixed, variable or floating interest rates.

|X|   Bank  Obligations.  Some of the Underlying  Funds can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
         o  obligations  issued  or  guaranteed  by  a  domestic  bank  or foreign bank  (including a foreign  branch of a domestic bank)
            having total assets of at least U.S. $1 billion,
o     banker's  acceptances  (which may or may not be  supported by letters of credit)  only if  guaranteed  by a U.S.  commercial  bank with total assets of at least U.S. $1 billion.

      Some  of  the  Underlying  Funds  can  make  time  deposits.  These  are non-negotiable  deposits in a bank for a specified period of time. They may be subject to early  withdrawal  penalties.  Time  deposits  that are  subject to early  withdrawal  penalties  are  subject  to the Fund's  limits on  illiquid investments,  as described below.  "Banks" include  commercial banks,  savings banks and savings and loan associations.

|X|   Commercial Paper. Some of the Underlying Funds can invest in commercial paper if it is rated within the top two or three rating categories of S&P and
Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Underlying Fund's manager determines that it is comparable to rated commercial paper in the top two or three rating categories of national rating organizations.

      Some of the Underlying Funds can buy commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

|X|   Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the
Underlying Funds at varying rates of interest under direct arrangements between an Underlying Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. An Underlying Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, an Underlying Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. For specific limitations on the
Underlying Funds' investments in these notes, refer to the SAI for the
Underlying Fund.

      The Underlying Funds may have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the limitation on investments by a Underlying
Fund in illiquid securities, described in the Underlying Fund's Prospectus.

Other Investment Restrictions

|X|   What  Are  "Fundamental   Policies?"   Fundamental  policies  are  those
policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a
      shareholder   meeting,   if  the  holders  of  more  than  50%  of  the
      outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

The Fund's investment objective is not a fundamental policy and the investment objectives of the Underlying Funds may be fundamental or non-fundamental, according to the Prospectuses and Statements of Additional
Information of these funds. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's
Board of Trustees and the Underlying Funds' Boards of Trustees/Directors can
change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund may not borrow money, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
o     The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.
o     The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
o     The Fund cannot make loans, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o     The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o     The Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

Certain of the above restrictions apply to the Fund only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment
Company Act, the rules or regulations or any exemption should change, those restrictions will automatically change to reflect the new requirements.
Therefore those fundamental policies may be changed without notice and without a shareholder vote.

Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

Do the Underlying Funds Have Additional Fundamental Policies? Each of the
Underlying Funds has its own fundamental policies. Those policies may differ from the policies of the Fund or the other Underlying Funds. The Fund and the
Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are fundamental policies of the Underlying Funds indicated below.

                           Developing Markets Fund

o     Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of Developing Market Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Developing Markets Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Developing Markets Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot invest in real estate, physical commodities, or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing  Markets Fund cannot issue senior  securities,  except to the
extent   permitted   under  the  Investment   Company  Act,  the  rules  or
regulations  thereunder or any exemption therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o      Developing Markets Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                          Global Opportunities Fund

o     Global Opportunities Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Global Opportunities Fund cannot make loans except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Global
Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Global
Opportunities Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Opportunities Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Global Opportunities Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                           International Bond Fund

o     International Bond Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     International Bond Fund cannot buy or sell real estate. However,
International Bond Fund can purchase debt securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     International Bond Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International Bond Fund cannot issue senior securities, but this does not prohibit certain investment activities for which assets of International
Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     International Bond Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. International Bond Fund may borrow only from banks and/or affiliated investment companies. International Bond Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its total assets. With respect to this fundamental policy, International
Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company
Act.

o     International Bond Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any one industry.
International Bond Fund will not invest 25% or more of its total assets in government securities of any one foreign company or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

Non-Diversification  of International Bond Fund's  Investments.  International
Bond Fund is  "non-diversified,"  as defined in the  Investment  Company  Act.
Funds that are diversified  have  restrictions  against  investing too much of their  assets in the  securities  of any one  "issuer."  That  means that this fund can invest more of its assets in the  securities  of a single issuer than a fund that is diversified.

      Being  non-diversified  poses additional  investment  risks,  because if
International  Bond Fund  invests  more of its  assets in fewer  issuers,  the
value  of  its  shares  is  subject  to  greater   fluctuations  from  adverse
conditions  affecting any one of those issuers.  However,  International  Bond
Fund  does  limit  its  investments  in the  securities  of any one  issuer to qualify  for tax  purposes  as a  "regulated  investment  company"  under  the
Internal  Revenue Code. By qualifying,  it does not have to pay federal income taxes on amounts  distributed if more than 90% of its earnings are distributed to  shareholders.  To qualify,  International  Bond Fund must meet a number of conditions.  First,  not more than 25% of the  market  value of  International
Bond  Fund's  total  assets  may be  invested  in the  securities  of a single issuer.  Second,  with respect to 50% of the market value of its total assets,
(1) no more than 5% of the market  value of its total  assets may be  invested in the securities of a single  issuer,  and (2)  International  Bond Fund must not own  more  than  10% of the  outstanding  voting  securities  of a  single issuer.  This is not a fundamental policy.

                          International Growth Fund

o     International Growth Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the International Growth Fund's total assets.
The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Growth Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     International Growth Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Growth Fund cannot issue senior securities. This restriction does not prevent the Fund from borrowing money for investment or emergency purposes, or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

o     International Growth Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

                      International Small Company Fund

o     International Small Company Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the International Small Company
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Small Company Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     International Small Company Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Small Company Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International Small Company Fund may not borrow money, except as permitted by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                           International Value Fund

o     International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the International Value Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

o     International Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to International
Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to International
Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o     International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time

o     International Value Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                        Quest International Value Fund

o     Quest International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Quest International Value
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Quest International Value Fund cannot make loans, except to the extend permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot invest 25% or more of its total assets in any industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Quest International Value Fund cannot underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     Quest International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund may not borrow money, except to the extent
permitted  under  the  Investment   Company  Act,  the  rules  or  regulations
thereunder or any exemption  therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Do The Underlying Funds Have Any Restrictions That Are Not Fundamental? Each
of theUnderlying Funds has its own investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of each respective Underlying Fund's Board of Trustees without shareholder approval. Those policies may differ from the policies of the
Funds or the other Underlying Funds. The Funds and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are non-fundamental policies of the
Underlying Funds as indicated below.

o     For purposes of each applicable Underlying Fund's policy not to concentrate its investments as described above, each applicable
      Underlying Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

o     Oppenheimer Developing Markets Fund, Oppenheimer International Growth
      Fund, Oppenheimer International Bond Fund, Oppenheimer Global
      Opportunities Fund and Oppenheimer International Value Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or
      (G) of section 12(d)(1) of the Investment Company Act.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot invest in companies for the purpose of acquiring control or management of them.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than1/2of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot pledge any of its assets. However, this does not prohibit the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connections with any of the hedging instruments permitted by any of its other investment policies.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot purchase securities on margin. However, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies.
      Oppenheimer International Value Fund, Inc. cannot purchase securities on margin (except for short-term loans that are necessary for the clearance of purchases of portfolio securities) or make short sales.
      Collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions.

o     Oppenheimer International Value Fund, Inc. cannot invest in oil, gas or other mineral exploration or development programs.

o     Oppenheimer International Value Fund, Inc. cannot invest in real estate limited partnership programs.

o     Oppenheimer International Value Fund, Inc. cannot invest more than 5%
      of its assets in unseasoned issuers.

o     Oppenheimer International Value Fund, Inc. cannot purchase warrants if more than 5% of its total assets would be invested in warrants.

o     Oppenheimer Global Opportunities Fund cannot sell securities short except in short sales "against-the-box." However, the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o     Oppenheimer International Growth Fund cannot sell securities short except in collateralized transactions. In those cases the Fund must own an equivalent amount of the securities sold short. Not more than 15% of the Fund's net assets may be held as collateral for short sales at any time. The Fund does not expect to engage in this type of transaction as part of its normal portfolio management techniques.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments from illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.
            In addition, the top 20 month-end holdings may be posted on the
            OppenheimerFunds' website at www.oppenheimerfunds.com (select the
            Fund's name under the "View Fund Information for:" menu) with a
            15-day lag. The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that the portfolio manager is trading on the
Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of a
         Fund's or Underlying Funds' holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Managers'
         Portfolio and Legal departments must approve the completed request for release of a Fund's or Underlying Funds' holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
         Fund's or Underlying Funds' holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
         need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Investment Advisor to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
         (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security)
         or a defendant,
o     Response to regulatory requests for information (the SEC, Financial
         Industry Regulatory Authority ("FINRA"), state securities
         regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the
Fund's policy as to use of secure e-mail technology.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the
Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in June 2005.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, and a Governance Committee. Each committee is comprised solely of
Independent Trustees who are not "interested persons" under the Investment
Company Act (the "Independent Trustees").  The members of the Audit Committee are David K. Downes (Chairman), Mary F. Miller, Joel W. Motley, Russell S.
Reynolds, Jr., Joseph M. Wikler and Peter I. Wold. The Audit Committee held 5 meetings during the Fund's fiscal year ended April 30, 2007. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), David K. Downes, Matthew P. Fink, Phillip A. Griffiths, Joel W.
Motley and Joseph M. Wikler. The Regulatory & Oversight Committee held 5 meetings during the Fund's fiscal year ended April 30, 2007. The Regulatory &
Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution
Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S.
Reynolds, Jr. and Peter I. Wold. The Governance Committee held 8 meetings during the Fund's fiscal year ended April 30, 2007. The Governance Committee reviews the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Funds, and monitors the Fund's proxy voting, among other duties set forth in the
Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustee, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Manager. The Governance Committee may, upon
Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the
attention of the Board of Trustees of Oppenheimer International Diversified
Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free New York Municipals   Oppenheimer Multi-State Municipal Trust
Oppenheimer Absolute Return Fund           Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                  Oppenheimer Real Estate Fund
                                           Oppenheimer  Rochester Arizona Municipal
Oppenheimer Baring China Fund              Fund
                                           Oppenheimer      Rochester      Maryland
Oppenheimer Baring Japan Fund              Municipal Fund
                                           Oppenheimer   Rochester    Massachusetts
Oppenheimer Baring SMA International Fund  Municipal Fund
                                           Oppenheimer      Rochester      Michigan
Oppenheimer California Municipal Fund      Municipal Fund
                                           Oppenheimer      Rochester     Minnesota
Oppenheimer Capital Appreciation Fund      Municipal Fund
                                           Oppenheimer   Rochester  North  Carolina
Oppenheimer Developing Markets Fund        Municipal Fund
                                           Oppenheimer   Rochester  Ohio  Municipal
Oppenheimer Discovery Fund                 Fund
                                           Oppenheimer      Rochester      Virginia
Oppenheimer Dividend Growth Fund           Municipal Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Select Value Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                Oppenheimer SMA Core Bond Fund
Oppenheimer Global Fund                    Oppenheimer SMA International Bond Fund
Oppenheimer Global Opportunities Fund      Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                    Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund      OFI Tremont Core Strategies Hedge Fund
Oppenheimer  International  Small  Company
Fund                                       OFI Tremont Market Neutral Hedge Fund
                                           Oppenheimer  Tremont Market Neutral Fund
Oppenheimer International Value Fund       LLC
Oppenheimer   Institutional  Money  Market
Fund                                       Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer    Limited   Term   California
Municipal Fund                             Oppenheimer U.S. Government Trust

      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs.  Galli and Wruble are directors or trustees of ten other portfolios in the OppenheimerFunds complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Evans, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of August 3,
2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members)
own securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that each Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------
                              Independent Trustees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the      Dollar     Aggregate
                                                                     Dollar
                                                                     Range Of
                                                          Range of   Shares
Position(s) Held  Past 5 Years; Other                     Shares     Beneficially
with the Fund,    Trusteeships/Directorships Held;        BeneficiallOwned in
Length of         Number of Portfolios in the Fund        Owned in   Supervised
Service, Age      Complex Currently Overseen              the Fund   Funds
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                            As of December 31,
                                                                   2006
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Wruble,  General Partner of Odyssey Partners,    None       Over
Chairman of the   L.P. (hedge fund) (since September                 $100,000
Board of          1995); Director of Special Value
Trustees since    Opportunities Fund, LLC (registered
2007,             investment company) (since September
Trustee since     2004); Member of Zurich Financial
2005              Investment Advisory Board (insurance)
Age: 64           (since October 2004); Board of
                  Governing Trustees of The Jackson
                  Laboratory (non-profit) (since August
                  1990); Trustee of the Institute for
                  Advanced Study (non-profit educational
                  institute) (since May 1992); Special
                  Limited Partner of Odyssey Investment
                  Partners, LLC (private equity
                  investment) (January 1999-September
                  2004); Trustee of Research Foundation
                  of AIMR (investment research,
                  non-profit) (2000-2002); Governor,
                  Jerome Levy Economics Institute of
                  Bard College (economics research)
                  (August 1990-September 2001); Director
                  of Ray & Berendtson, Inc. (executive
                  search firm) (May 2000-April 2002).
                  Oversees 65 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David K. Downes,  President, Chief Executive Officer and  None       None
Trustee since     Board Member of CRAFund Advisors, Inc.
2007              (investment management company) (since
Age: 67           January 2004); President of The
                  Community Reinvestment Act Qualified
                  Investment Fund (investment management
                  company) (since January 2004);
                  Independent Chairman of the Board of
                  Trustees of Quaker Investment Trust
                  (registered investment company) (since
                  January 2004); Director of Internet
                  Capital Group (information technology
                  company) (since October 2003); Chief
                  Operating Officer and Chief Financial
                  Officer of Lincoln National Investment
                  Companies, Inc. (subsidiary of Lincoln
                  National Corporation, a publicly
                  traded company) and Delaware
                  Investments U.S., Inc. (investment
                  management subsidiary of Lincoln
                  National Corporation) (1993-2003);
                  President, Chief Executive Officer and
                  Trustee of Delaware Investment Family
                  of Funds (1993-2003); President and
                  Board Member of Lincoln National
                  Convertible Securities Funds, Inc. and
                  the Lincoln National Income Funds, TDC
                  (1993-2003); Chairman and Chief
                  Executive Officer of Retirement
                  Financial Services, Inc. (registered
                  transfer agent and investment adviser
                  and subsidiary of Delaware Investments
                  U.S., Inc.) (1993-2003); President and
                  Chief Executive Officer of Delaware
                  Service Company, Inc. (1995-2003);
                  Chief Administrative Officer, Chief
                  Financial Officer, Vice Chairman and
                  Director of Equitable Capital
                  Management Corporation (investment
                  subsidiary of Equitable Life Assurance
                  Society) (1985-1992); Corporate
                  Controller of Merrill Lynch & Company
                  (financial services holding company)
                  (1977-1985); held the following
                  positions at the Colonial Penn Group,
                  Inc. (insurance company): Corporate
                  Budget Director (1974-1977), Assistant
                  Treasurer (1972-1974) and Director of
                  Corporate Taxes (1969-1972); held the
                  following positions at Price
                  Waterhouse & Company (financial
                  services firm): Tax Manager
                  (1967-1969), Tax Senior (1965-1967)
                  and Staff Accountant (1963-1965);
                  United States Marine Corps
                  (1957-1959). Oversees 65 portfolios in
                  the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew P. Fink,  Trustee of the Committee for Economic   None       Over
Trustee since     Development (policy research                       $100,000
2005              foundation) (since 2005); Director of
Age: 66           ICI Education Foundation (education
                  foundation) (October 1991-August
                  2006); President of the Investment
                  Company Institute (trade association)
                  (October 1991-June 2004); Director of
                  ICI Mutual Insurance Company
                  (insurance company) (October 1991-June
                  2004). Oversees 55 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli,  A trustee or director of other          None       Over
Trustee since     Oppenheimer funds. Oversees 65                     $100,000
2005              portfolios in the OppenheimerFunds
Age: 73           complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip A.        Distinguished Presidential Fellow for   None       None
Griffiths,        International Affairs (since 2002) and
Trustee since     Member (since 1979) of the National
2005              Academy of Sciences; Council on
Age: 68           Foreign Relations (since 2002);
                  Director of GSI Lumonics Inc.
                  (precision medical equipment supplier)
                  (since 2001); Senior Advisor of The
                  Andrew W. Mellon Foundation (since
                  2001); Chair of Science Initiative
                  Group (since 1999); Member of the
                  American Philosophical Society (since
                  1996); Trustee of Woodward Academy
                  (since 1983); Foreign Associate of
                  Third World Academy of Sciences;
                  Director of the Institute for Advanced
                  Study (1991-2004); Director of Bankers
                  Trust New York Corporation
                  (1994-1999). Provost at Duke
                  University (1983-1991). Oversees 55
                  portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary F. Miller,   Trustee of the American Symphony        None       Over
Trustee since     Orchestra (not-for-profit) (since                  $100,000
2005              October 1998); and Senior Vice
Age: 64           President and General Auditor of
                  American Express Company (financial
                  services company) (July 1998-February
                  2003). Oversees 55 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joel W. Motley,   Managing Director of Public Capital     None       Over
Trustee since     Advisors, LLC (privately held                      $100,000
2005              financial adviser) (since January
Age: 55           2006).  Director of Columbia Equity
                  Financial Corp. (privately-held
                  financial adviser) (since 2002);
                  Managing Director of Carmona Motley,
                  Inc. (privately-held financial
                  adviser) (since January 2002);
                  Managing Director of Carmona Motley
                  Hoffman Inc. (privately-held financial
                  adviser) (January 1998-December 2001);
                  Member of the Finance and Budget
                  Committee of the Council on Foreign
                  Relations, Member of the Investment
                  Committee of the Episcopal Church of
                  America, Member of the Investment
                  Committee and Board of Human Rights
                  Watch and Member of the Investment
                  Committee of Historic Hudson Valley.
                  Oversees 55 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S.        Chairman of RSR Partners (formerly      None       Over
Reynolds, Jr.,    "The Directorship Search Group, Inc.")             $100,000
Trustee since     (corporate governance consulting and
2005              executive recruiting) (since 1993);
Age: 75           Life Trustee of International House
                  (non-profit educational organization);
                  Former Trustee of The Historical
                  Society of the Town of Greenwich;
                  Former Director of Greenwich Hospital
                  Association. Oversees 55 portfolios in
                  the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph M. Wikler, Director of the following medical       None       Over
Trustee since     device companies: Medintec (since                  $100,000
2005              1992) and Cathco (since 1996);
Age: 66           Director of Lakes Environmental
                  Association (since 1996); Member of
                  the Investment Committee of the
                  Associated Jewish Charities of
                  Baltimore (since 1994); Director of
                  Fortis/Hartford mutual funds
                  (1994-December 2001). Oversees 55
                  portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter I. Wold,    President of Wold Oil Properties, Inc.  None       Over
Trustee since     (oil and gas exploration and                       $100,000
2005              production company) (since 1994); Vice
Age: 59           President, Secretary and Treasurer of
                  Wold Trona Company, Inc. (soda ash
                  processing and production) (since
                  1996); Vice President of Wold Talc
                  Company, Inc. (talc mining) (since
                  1999); Managing Member of
                  Hole-in-the-Wall Ranch (cattle
                  ranching) (since 1979); Vice
                  President, Secretary and Treasurer of
                  Wold Trona Company, Inc. (soda ash
                  processing and production)
                  (1996-2006); Director and Chairman of
                  the Denver Branch of the Federal
                  Reserve Bank of Kansas City
                  (1993-1999); and Director of
                  PacifiCorp. (electric utility)
                  (1995-1999). Oversees 55 portfolios in
                  the OppenheimerFunds complex.
---------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

---------------------------------------------------------------------------------
                         Interested Trustee and Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the      Dollar     Aggregate
                                                                     Dollar
                                                                     Range Of
                                                          Range of   Shares
Position(s) Held  Past 5 Years; Other                     Shares     Beneficially
with Fund,        Trusteeships/Directorships Held;        BeneficiallOwned in
Length of         Number of Portfolios in the Fund        Owned in   Supervised
Service, Age      Complex Currently Overseen              the Fund   Funds
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                            As of December 31,
                                                                   2006
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,   Chairman, Chief Executive Officer and   None       Over
Trustee since     Director of the Manager since June                 $100,000
2005 and          2001; President of the Manager
President and     (September 2000-March 2007); President
Principal         and a director or trustee of other
Executive         Oppenheimer funds; President and
Officer since     Director of Oppenheimer Acquisition
2005              Corp. ("OAC") (the Manager's parent
Age: 58           holding company) and of Oppenheimer
                  Partnership Holdings, Inc. (holding
                  company subsidiary of the Manager)
                  (since July 2001); Director of
                  OppenheimerFunds Distributor, Inc.
                  (subsidiary of the Manager) (since
                  November 2001); Chairman and Director
                  of Shareholder Services, Inc. and of
                  Shareholder Financial Services, Inc.
                  (transfer agent subsidiaries of the
                  Manager) (since July 2001); President
                  and Director of OppenheimerFunds
                  Legacy Program (charitable trust
                  program established by the Manager)
                  (since July 2001); Director of the
                  following investment advisory
                  subsidiaries of the Manager: OFI
                  Institutional Asset Management, Inc.,
                  Centennial Asset Management
                  Corporation, Trinity Investment
                  Management Corporation and Tremont
                  Capital Management, Inc. (since
                  November 2001), HarbourView Asset
                  Management Corporation and OFI Private
                  Investments, Inc. (since July 2001);
                  President (since November 1, 2001) and
                  Director (since July 2001) of
                  Oppenheimer Real Asset Management,
                  Inc.; Executive Vice President of
                  Massachusetts Mutual Life Insurance
                  Company (OAC's parent company) (since
                  February 1997); Director of DLB
                  Acquisition Corporation (holding
                  company parent of Babson Capital
                  Management LLC) (since June 1995);
                  Member of the Investment Company
                  Institute's Board of Governors (since
                  October 3, 2003); Chief Operating
                  Officer of the Manager (September
                  2000-June 2001); President and Trustee
                  of MML Series Investment Fund and
                  MassMutual Select Funds (open-end
                  investment companies) (November
                  1999-November 2001); Director of C.M.
                  Life Insurance Company (September
                  1999-August 2000); President, Chief
                  Executive Officer and Director of MML
                  Bay State Life Insurance Company
                  (September 1999-August 2000); Director
                  of Emerald Isle Bancorp and Hibernia
                  Savings Bank (wholly-owned subsidiary
                  of Emerald Isle Bancorp) (June
                  1989-June 1998). Oversees 102
                  portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------

      The  addresses  of the  officers in the chart below are as follows:  for
Messrs.  Evans,  Gillespie,  and Zack and Ms.  Bloomberg,  Two World Financial
Center,  225  Liberty  Street,  New York,  New York  10281-1008,  for  Messrs.
Petersen,  Szilagyi,  Vandehey,  and Wixted and Ms. Ives,  6803 S. Tucson Way,
Centennial,  Colorado  80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------
                           Other Officers of the Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Evans,           Vice  President  (since  October  1993) and  Director of
Vice President and      International   Equities   (since   July  2004)  of  the
Portfolio Manager       Manager.  Formerly Vice President of  HarbourView  Asset
since 2005              Management  Corporation  (July  1994-November  2001); an
Age: 47                 officer of 3 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of
Vice President and      the Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2005      Management Corporation and Shareholder Services, Inc.
Age: 56                 (since June 1983). Former Vice President and Director
                        of Internal Audit of the Manager (1997-February 2004).
                        An officer of 102 portfolios in the OppenheimerFunds
                        complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager
Treasurer and           (since March 1999); Treasurer of the following:
Principal Financial &   HarbourView Asset Management Corporation, Shareholder
Accounting Officer      Financial Services, Inc., Shareholder Services, Inc.,
since 2005              Oppenheimer Real Asset Management Corporation, and
Age: 47                 Oppenheimer Partnership Holdings, Inc. (since March
                        1999), OFI Private Investments, Inc. (since March
                        2000), OppenheimerFunds International Ltd. (since May
                        2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November
                        2000), and OppenheimerFunds Legacy Program (charitable
                        trust program established by the Manager) (since June
                        2003); Treasurer and Chief Financial Officer of OFI
                        Trust Company (trust company subsidiary of the Manager)
                        (since May 2000); Assistant Treasurer of the following:
                        OAC (since March 1999),Centennial Asset Management
                        Corporation (March 1999-October 2003) and
                        OppenheimerFunds Legacy Program (April 2000-June 2003);
                        Principal and Chief Operating Officer of Bankers Trust
                        Company-Mutual Fund Services Division (March 1995-March
                        1999). An officer of 102 portfolios in the
                        OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2005              2002-February 2007);Manager/Financial Product
Age: 36                 Accounting of the Manager (November 1998-July 2002). An
                        officer of 102 portfolios in the OppenheimerFunds
                        complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant Vice President of the Manager (since July
Assistant Treasurer     2004); Director of Financial Reporting and Compliance
since 2005              of First Data Corporation (April 2003-July 2004);
Age: 37                 Manager of Compliance of Berger Financial Group LLC
                        (May 2001-March 2003); Director of Mutual Fund
                        Operations at American Data Services, Inc. (September
                        2000-May 2001). An officer of 102 portfolios in the
                        OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and
Secretary since 2005    General Counsel (since March 2002) of the Manager;
Age: 58                 General Counsel and Director of the Distributor (since
                        December 2001); General Counsel of Centennial Asset
                        Management Corporation (since December 2001); Senior
                        Vice President and General Counsel of HarbourView Asset
                        Management Corporation (since December 2001); Secretary
                        and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director
                        (since November 2001) of OppenheimerFunds International
                        Ltd. and OppenheimerFunds plc; Vice President and
                        Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real
                        Asset Management, Inc. (since November 2001); Senior
                        Vice President, General Counsel and Director of
                        Shareholder Financial Services, Inc. and Shareholder
                        Services, Inc. (since December 2001); Senior Vice
                        President, General Counsel and Director of OFI Private
                        Investments, Inc. and OFI Trust Company (since November
                        2001); Vice President of OppenheimerFunds Legacy
                        Program (since June 2003); Senior Vice President and
                        General Counsel of OFI Institutional Asset Management,
                        Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and
                        Associate General Counsel (May 1981-October 2001) of
                        the Manager; Assistant Secretary of the following:
                        Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November
                        1989-November 2001), and OppenheimerFunds International
                        Ltd. (September 1997-November 2001). An officer of 102
                        portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the
since 2005              Manager; Vice President (since 1999) and Assistant
Age: 41                 Secretary (since October 2003) of the Distributor;
                        Assistant Secretary of Centennial Asset Management
                        Corporation (since October 2003); Vice President and
                        Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds
                        Legacy Program and Shareholder Financial Services, Inc.
                        (since December 2001); Assistant Counsel of the Manager
                        (August 1994-October 2003). An officer of 102
                        portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager
Assistant Secretary     (since May 2004); First Vice President (April
since 2005              2001-April 2004), Associate General Counsel (December
Age: 39                 2000-April 2004), Corporate Vice President (May
                        1999-April 2001) and Assistant General Counsel (May
                        1999-December 2000) of UBS Financial Services Inc.
                        (formerly, PaineWebber Incorporated). An officer of 102
                        portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2005              following positions at Merrill Lynch Investment
Age: 43                 Management: First Vice President (2001-September 2004);
                        Director (2000-September 2004) and Vice President
                        (1998-2000). An officer of 102 portfolios in the
                        OppenheimerFunds complex.
---------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended April 30, 2007, its first fiscal year end. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

---------------------------------------------------------------------------------
Name and Other Fund     Aggregate      Retirement     Estimated       Total
                                        Benefits       Annual      Compensation
                       Compensation    Accrued as     Benefits    From the Fund
Position(s) (as          From the     Part of Fund      Upon         and Fund
applicable)              Fund(1)        Expenses    Retirement(2)    Complex
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                       Fiscal year ended April 30,                  Year ended
                                                                   December 31,
                                  2007                                 2006
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Wruble((3))     $984(4)          $814       $81,942(5)    $241,260(6)
Chairman of the Board                                  (1(9))
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David K. Downes

Audit Committee
Chairman and
Regulatory &               None           N/A        $45,913(7)    $146,668(8)
Oversight Committee
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew P. Fink            $858           $891      $56,034((9))     $113,472
Governance Committee
Member and
Regulatory &
Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli           $1,031         $1,361     $574,819((9)) $264,812((1)(1))
Regulatory &
Oversight Committee
Chairman &
Governance Committee                                   (1(0))
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip Griffiths
Governance Committee
Chairman and
Regulatory &          $1,114((1)(2))     $3,354     $327,278((1)(9)) $150,760
Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary F. Miller
Audit Committee
Member and             $835((1)(3))       $556      $66,814((1)(9))  $106,792
Governance
Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joel W. Motley

Audit Committee
Member and

Regulatory &          $1,024((1)(4))     $1,253     $97,539((1)(9))  $150,760
Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A.                 $932          $6,652     $67,138(1(6))    $134,080
Randall(1(5))

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S. Reynolds,       $846          $2,704     $59,739((1)(6))  $110,120
Jr.
Audit Committee
Member and
Governance Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee
Member and
Regulatory &            $807(1(7))       $2,834     $159,825((19))   $99,080
Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter I. Wold
Audit Committee
Member and             $807((1)(8))      $2,144     $108,941((19))   $99,080
Governance Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clayton K.             $622((2)(1))      $8,352     $117,498((2)(2)  $173,700
Yeutter((2)(0))                                           )
---------------------------------------------------------------------------------
1.  "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.  "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustees." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3. Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $743 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Estimated benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
8.    Compensation paid to Mr. Downes for serving as a director or trustee of
   10 other Oppenheimer Funds that are not Board I Funds.
9.    Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
10.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
11.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
12.   Includes $1,114 deferred by Mr. Griffiths under the "Compensation
      Deferral Plan" described below.
13.   Includes $295 deferred by Ms. Miller under the "Compensation Deferral
      Plan" described below
14.   Includes $240 deferred by Mr. Motley under the "Compensation Deferral
      Plan" described below.
15.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
16.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
17.   Includes $403 deferred by Mr. Wikler under the "Compensation Deferral
      Plan" described below.
18.   Includes $581deferred by Mr. Wold under the "Compensation Deferral
      Plan" described below.
19.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006 year.
20.   Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
      Funds effective December 31, 2006.
21.   Includes $156 deferred by Mr. Yeutter under the "Compensation Deferral
      Plan" described below.
22.   Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006.
23.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.

      Retirement  Plan  for  Trustees.  The  Board  I  Funds  adopted  a retirement  plan that provides for payments to retired  Independent  Trustees.
Payments  are up to 80% of the  average  compensation  paid during a Trustee's five  years of service  in which the  highest  compensation  was  received.  A
Trustee  must serve as trustee for any of the Board I Funds for at least seven years to be eligible for retirement  plan benefits and must serve for at least
15  years to be  eligible  for the  maximum  benefit.  Board  has  frozen  the retirement  plan with  respect to new  accruals as of  December  31, 2006 (the
"Freeze  Date").  Retirees  as of the  Freeze  Date will  continue  to receive benefits  under the previous  terms of the Plan.  Each Trustee  continuing  to serve on the Board of any of the Board I Funds  after the  Freeze  Date  (each such  Trustee  a  "Continuing  Board  Member")  may  elect to have his  frozen benefit  (i.e.  an amount  equivalent  to the  actuarial  present value of his benefit under the  retirement  plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the  Compensation  Deferral Plan described  below, or (iii) in the case of Continuing  Board  Members  having at least 7 years of service as of the Freeze  Date paid in the form of an annual  benefit or joint and survivor  annual  benefit.  The Board  determined to freeze the retirement plan after  considering a recent trend among corporate  boards of directors to forego retirement plan payments in favor of current compensation.

|X|   Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of August 3, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      MLPF&S for the sole  benefit of its  customers,  ATTN Fund  Admin,  4800
Deer Lake Dr. E Fl 3,  Jacksonville FL 32246-6484,  which owned  3,311,769.500
Class A shares (5.14% of the Class A shares then outstanding).

      Citigroup  Global Mkts Inc., ATTN Cindy Tempesta,  7th Fl, 333 West 34th
Street, New York NY 10001-2483,  which owned 699,567.282 Class B shares (6.70%
of the Class B shares then outstanding).

      MLPF&S for the sole  benefit of its  customers,  ATTN Fund  Admin,  4800
Deer Lake Dr. E Fl 3,  Jacksonville FL 32246-6484,  which owned  4,196,438.016
Class C shares (14.24% of the Class C shares then outstanding).

      Citigroup  Global Mkts Inc., ATTN Cindy Tempesta,  7th Fl, 333 West 34th
Street,  New York NY  10001-2483,  which  owned  1,954,010.338  Class C shares
(6.63% of the Class C shares then outstanding).

      Orchard  Trust  CO LLC FBO  Oppen  Recordkeeperpro  8515 E  Orchard  Rd,
Greenwood Village CO 80111,  which owned 508,292.850 Class N shares (15.53% of the Class N shares then outstanding).

      MLPF&S for the sole  benefit of its  customers,  ATTN Fund  Admin,  4800
Deer Lake Dr. E Fl 3,  Jacksonville  FL  32246-6484,  which owned  286,664.000
Class N shares (8.76% of the Class N shares then outstanding).

      TAYNIK & Co, c/o Investors Bank & Trust,  FPG90, PO BOX 9130,  Boston MA
02117-9130,  which  owned  341,261.826  Class Y shares  (39.30% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|     Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|     Portfolio Proxy Voting. The Fund is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds. Accordingly, the Fund, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on a matter pertaining to those funds. With respect to any such matter, the Fund will vote its shares in the Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying
Fund.

      Each of the Underlying Funds has adopted Portfolio Proxy Voting
Policies and Procedures under which the Underlying Fund votes proxies relating to securities ("portfolio proxies") held by the Underlying Fund.
Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. The
Underlying Funds will retain an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Funds' Portfolio Proxy
Voting Guidelines and to maintain records of such portfolio proxy voting. The
Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Underlying Funds and the
Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the
Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager  on how to vote, on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager how to vote, the guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     Each Underlying Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless
         circumstances indicate otherwise.

o     Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Underlying Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Underlying Fund opposes proposals to classify the board of directors or trustees.
o     Each Underlying Fund supports proposals to eliminate cumulative voting.
o     Each Underlying Fund opposes re-pricing of stock options without shareholder approval.
o     Each Underlying Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Underlying Fund analyzes stock option plans, paying particular attention to their dilutive effect. While each Underlying Fund generally supports management proposals, it opposes plans it considers to be excessive.

      The Fund, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i)
without charge, upon request, by calling the Fund toll-free at
1.800.525.7048; and (ii) on the SEC's website at www.sec.gov.

|     The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity, Fixed Income and Global Portfolio Team
provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The Fund is a new fund that has not yet completed three fiscal years. The management fees paid by the Fund to the Manager during its first fiscal year was:

--------------------------------------------------------------------------------
 Fiscal Year ended 2007:         Management Fee Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2006                                        $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2007                                        $0
--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager. The Fund is managed by George Evans (referred to as the
"Portfolio Manager"). He is the person responsible for the day-to-day management of the Fund's investments.

|     Other Accounts Managed. In addition to managing the Fund's investment portfolio, Mr. Evans also manages other investment portfolios and other accounts, on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by
Mr. Evans as of April 30, 2007. No portfolio or account has an advisory fee based on performance:

--------------------------------------------------------------------------------
Portfolio        RegisteredTotal      Other        Total    Other    Total
                                                 Assets in
                           Assets in               Other
                           Registered Pooled      Pooled               Assets
                 InvestmentInvestment InvestmentInvestment           in Other   )
                 Companies Companies  Vehicles   Vehicles   Accounts Accounts
Manager           Managed  Managed(1)  Managed  Managed(1)  Managed  Managed(1,2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Evans         6      $4213.6     None       None       None      None
--------------------------------------------------------------------------------
      1. In millions.
      2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Manager also manages other funds.
Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objective and strategies of the other funds are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the
Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund.
However, the Manager's compliance procedures and Code of Ethics recognize the
Manager's fiduciary obligations to treat all of its clients, including the
Fund, fairly and equitably, and are designed to preclude the Portfolio
Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or may manage funds or accounts with different investment objectives and strategies.
|     Compensation of the Portfolio Manager. The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their shareholders.
The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of April 30, 2006, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.
      To help the Manager attract and retain talent, the base pay component of the Portfolio Manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including the fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Portfolio Manager does not receive additional compensation with respect to the performance of the Fund. He is compensated based on the performance of Underlying Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between the
Fund and other funds managed by the Portfolio Manager. The compensation structure of certain other portfolios managed by the Portfolio Manager may be different from the compensation structure of the Underlying Funds, described above. The Portfolio Manager's compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.
|     Ownership of Fund Shares.  As of April 30, 2007, the Portfolio Manager
beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
            Portfolio Manager                   Range of Shares
                                                  Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            George Evans                              None
            ----------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.
The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders'
judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended April 30, 2006 and 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended April 30, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

-------------------------------------------------------------------------
 Fiscal Year Ended April 30,   Total Brokerage Commissions Paid by the
            2007                                Fund*
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2006                                  $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2007                                  $0
-------------------------------------------------------------------------
  *  Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's two fiscal years are shown in the tables below.

---------------------------------------------
Fiscal         Aggregate         Class A
                                Front-End
Year Ended  Front-End Sales   Sales Charges
April 30:      Charges on      Retained by
             Class A Shares  Distributor(1)
---------------------------------------------
---------------------------------------------
   2006        $2,273,108       $476,477
---------------------------------------------
---------------------------------------------
   2007        $6,429,344      $1,608,968
---------------------------------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------
Fiscal       Concessions on  Concessions on   Concessions on   Concessions on
Year Ended   Class A Shares  Class B Shares   Class C Shares   Class N Shares
April 30:     Advanced by      Advanced by     Advanced by      Advanced by
             Distributor(1)  Distributor(1)   Distributor(1)   Distributor(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2006         $68,030         $646,812         $547,109         $15,942
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2007         $212,504       $1,631,033       $1,139,454        $59,581
-------------------------------------------------------------------------------
1.    The Distributor advances concession payments to financial
   intermediaries for certain sales of Class A shares and for sales of
   Class B, Class C and Class N shares from its own resources at the time of sale.

--------------------------------------------------------------------------------
Fiscal          Class A          Class B          Class C          Class N
               Contingent      Contingent                         Contingent
             Deferred Sales  Deferred Sales     Contingent      Deferred Sales
Year  Ended     Charges          Charges      Deferred Sales       Charges
April 30:     Retained by      Retained by   Charges Retained    Retained by
              Distributor      Distributor    by Distributor     Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2006         $10,566          $3,198           $4,418              $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2007          $6,405         $128,695          $61,350            $458
--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|     Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average net assets of Class A shares.
The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If
Class A shares purchased in a grandfathered retirement plan prior to March 1,
2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of those fees. For
Class A shares purchased in grandfathered retirement plans on or after March
1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended April 30, 2007 payments under the Class A plan totaled $982,769 of which $323 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $28,960 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|     Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C or Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C or Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B, Class C or Class N plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year
                             Ended April 30, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan    $693,103(1)       $617,624        $1,919,298         1.61%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan   $1,837,419(2)     $1,221,663       $2,156,881         0.66%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan     $86,460(3)        $43,896         $222,866          0.63%
--------------------------------------------------------------------------------
1.    Includes $2,186 paid to an affiliate of the Distributor's parent company.
2.    Includes $8,979 paid to an affiliate of the Distributor's parent company.
3.    Includes $613 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

-----------------------------------------------------------------------------
1st Global Capital Co.                  A G Edwards
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ACS HR Solutions                        ADP
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AETNA Life Ins & Annuity Co.            Alliance Benefit Group
-----------------------------------------------------------------------------
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American Enterprise Investments         American Express Retirement Service
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American Funds (Fascorp)                American United Life Insurance Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ameriprise                              Ameritrade, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
AMG Administrative Management Group     AST (American Stock & Transfer)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
AXA Advisors                            Baden Retirement
-----------------------------------------------------------------------------
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BCG - New                               BCG (Programs for Benefit Plans)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Bear Stearns Securities Co.             Benefit Administration, Inc.(WA)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Benefit Administration, Inc.(WIS)       Benefit Plans Administration
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Benetech, Inc.                          Bisys
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Boston Financial Data Services          Ceridian
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Charles Schwab & Co, Inc.               Citigroup Global Markets Inc (SSB)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
CitiStreet                              City National Investments
-----------------------------------------------------------------------------
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Clark Consulting                        CPI
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
DA Davidson & Co.                       Daily Access. Com, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Davenport & Co, LLC                     David Lerner Associates
-----------------------------------------------------------------------------
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Digital Retirement Solutions            DR, Inc.
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-----------------------------------------------------------------------------
Dyatech                                 E*Trade Clearing LLC
-----------------------------------------------------------------------------
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Edgewood                                Edward D Jones & Co.
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-----------------------------------------------------------------------------
Equitable Life / AXA                    ERISA Administrative Svcs, Inc
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ExpertPlan.com                          FAS Co. (FASCore/RK Pro)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FBD Consulting                          Ferris Baker Watts, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Fidelity                                First Clearing LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
First Southwest Co.                     First Trust - Datalynx
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
First Trust Corp                        Franklin Templeton
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Geller Group                            Great West Life
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
H&R Block Financial Advisors, Inc.      Hartford Life Insurance Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
HD Vest Investment Services             Hewitt Associates
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
HSBC Brokerage USA, Inc.                ICMA - RC Services
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Independent Plan Coordinators           Ingham Group
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Interactive Retirement Systems          Invesmart
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Janney Montgomery Scott, Inc.           JJB Hillard W L Lyons, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
John Hancock                            JP Morgan
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
July Business Services                  Kaufman & Goble
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Legend Equities Co.                     Legg Mason Wood Walker
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lehman Brothers, Inc.                   Liberty-Columbia 529 Program
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lincoln Investment Planning, Inc.       Lincoln National Life Insurance Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Linsco Private Ledger Financial         MassMutual
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Matrix Settlement & Clearance Services  McDonald Investments, Inc.
-----------------------------------------------------------------------------
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Mercer HR Services                      Merrill Lynch
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Mesirow Financial, Inc.                 MetLife
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MFS Investment Management               Mid Atlantic Capital Co.
-----------------------------------------------------------------------------
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Milliman USA                            Morgan Keegan & Co, Inc.
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Morgan Stanley Dean Witter              Nathan & Lewis Securities, Inc.
-----------------------------------------------------------------------------
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National City Bank                      National Deferred Comp
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National Financial                      National Investor Services Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Nationwide                              Newport Retirement Services
-----------------------------------------------------------------------------
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Northwest Plan Services                 NY Life Benefits
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Oppenheimer & Co, Inc.                  Peoples Securities, Inc.
-----------------------------------------------------------------------------
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Pershing                                PFPC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Piper Jaffray & Co.                     Plan Administrators
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Plan Member Securities                  Primevest Financial Services, Inc.
-----------------------------------------------------------------------------
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Principal Life Insurance                Prudential
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-----------------------------------------------------------------------------
PSMI Group                              Quads Trust Company
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Raymond James & Associates, Inc.        Reliastar
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Robert W Baird & Co.                    RSM McGladrey
-----------------------------------------------------------------------------
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Scott & Stringfellow, Inc.              Scottrade, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Southwest Securities, Inc.              Standard Insurance Co
-----------------------------------------------------------------------------
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Stanley, Hunt, Dupree & Rhine           Stanton Group, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Sterne Agee & Leach, Inc.               Stifel Nicolaus & Co, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Sun Trust Securities, Inc.              Symetra
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
T Rowe Price                            The 401k Company
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
The Princeton Retirement Group Inc.     The Retirement Plan Company, LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
TruSource                               TruSource Union Bank of CA
-----------------------------------------------------------------------------
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UBS Financial Services, Inc.            Unified Fund Services (UFS)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
US Clearing Co.                         USAA Investment Management Co.
-----------------------------------------------------------------------------
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USI Consulting Group                    Valic
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Vanguard Group                          Wachovia
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Web401K.com                             Wedbush Morgan Securities
-----------------------------------------------------------------------------
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Wells Fargo                             Wilmington Trust
-----------------------------------------------------------------------------

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare The Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods, as
applicable.   There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV  l/n  - 1  Average Annual Total
               Return
 P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on
ATVD  l/n        Distributions)
 P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on Distributions
ATVDR  l/n       and Redemption)
 P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P    = Total Return
-----------
P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------
        The Fund's Total Returns for the Periods Ended April 30, 2007
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class of     Cumulative Total            Average Annual Total Returns
                 Returns
               (10 Years or
            life-of-class, if
Shares            less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                         1-Year                5-Years
                                 (or life of class, if   (or life of class if
                                         less)                  less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             After    Without       After    Without       After    Without
             Sales    Sales         Sales    Sales         Sales    Sales
            Charge      Charge     Charge      Charge     Charge      Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class       35.55%      43.82%     12.20%      19.05%     21.06%      25.65%
A(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class       37.91%      41.91%     13.06%      18.06%     22.38%      24.59%
B(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class       42.13%      42.13%     17.14%      18.14%     24.72%      24.72%
C(3)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class       43.22%      43.22%     17.70%      18.70%     25.32%      25.32%
N(4)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class       44.80%      44.80%     19.51%      19.51%     26.19%      26.19%
Y(5)
-------------------------------------------------------------------------------
1. Inception of Class A:      09/27/05
2. Inception of Class B:      09/27/05
3. Inception of Class C:      09/27/05
4. Inception of Class N:      09/27/05
5. Inception of Class Y:      09/27/05

-----------------------------------------------------------
 Average Annual Total Returns for Class A1 Shares (After
                      Sales Charge)
              For the Periods Ended 4/30/07
-----------------------------------------------------------
-----------------------------------------------------------
                                1-Year         5-Years
                              (or life of
                               class, if     (or life of
                                 less)     class if less)
-----------------------------------------------------------
-----------------------------------------------------------
After Taxes on Distributions    11.49%         19.98%
-----------------------------------------------------------
-----------------------------------------------------------
After Taxes on                   8.06%         17.39%
Distributions and
Redemption of Fund Shares
-----------------------------------------------------------
          1.Inception of Class A: 9/27/05

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.,
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Funds are not yet rated.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in the fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next
22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for the fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares in the Fund will be recorded as a book entry on the records of the Fund. The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

 Oppenheimer AMT-Free Municipals        Oppenheimer Main Street Small Cap Fund
 Oppenheimer    AMT-Free    New    York
 Municipals                             Oppenheimer MidCap Fund
 Oppenheimer Balanced Fund              Oppenheimer New Jersey Municipal Fund
 Oppenheimer Baring China Fund          Oppenheimer Pennsylvania Municipal Fund
 Oppenheimer Baring Japan Fund          Oppenheimer Portfolio Series:
 Oppenheimer  Baring SMA  International
 Fund                                        Active Allocation Fund
 Oppenheimer Core Bond Fund                  Equity Investor Fund
 Oppenheimer California Municipal Fund       Conservative Investor Fund
 Oppenheimer Capital Appreciation Fund       Moderate Investor Fund
                                        Oppenheimer   Principal   Protected  Main
 Oppenheimer Capital Income Fund        Street Fund
                                        Oppenheimer   Principal   Protected  Main
 Oppenheimer Champion Income Fund       Street Fund II
 Oppenheimer  Commodity  Strategy Total Oppenheimer   Principal   Protected  Main
 Return Fund                            Street Fund III
 Oppenheimer   Convertible   Securities
 Fund                                   Oppenheimer Quest Balanced Fund
                                        Oppenheimer  Quest   International  Value
 Oppenheimer Developing Markets Fund    Fund, Inc.
 Oppenheimer Discovery Fund             Oppenheimer Quest Opportunity Value Fund
 Oppenheimer Dividend Growth Fund       Oppenheimer Real Estate Fund
 Oppenheimer Emerging Growth Fund       Oppenheimer Rising Dividends Fund, Inc.
                                        Oppenheimer Rochester Arizona Municipal
 Oppenheimer Emerging Technologies Fund Fund
                                        Oppenheimer Rochester Maryland Municipal
 Oppenheimer Enterprise Fund            Fund
                                        Oppenheimer Rochester Massachusetts
 Oppenheimer Equity Fund, Inc.          Municipal Fund
                                        Oppenheimer Rochester Michigan Municipal
 Oppenheimer Equity Income Fund, Inc.   Fund
                                        Oppenheimer Rochester Minnesota
 Oppenheimer Global Fund                Municipal Fund
 Oppenheimer Global Opportunities Fund  Oppenheimer Rochester National Municipals
 Oppenheimer Gold & Special Minerals    Oppenheimer Rochester North Carolina
 Fund                                   Municipal Fund
 Oppenheimer Growth Fund                Oppenheimer Rochester Ohio Municipal Fund
                                        Oppenheimer Rochester Virginia Municipal
 Oppenheimer International Bond Fund    Fund
 Oppenheimer International Diversified
 Fund                                   Oppenheimer Select Value Fund
 Oppenheimer International Growth Fund  Oppenheimer Senior Floating Rate Fund
 Oppenheimer International Small
 Company Fund                           Oppenheimer SMA Core Bond Fund
 Oppenheimer International Value Fund   Oppenheimer SMA International Bond Fund
 Oppenheimer Limited Term California
 Municipal Fund                         Oppenheimer Small-& Mid- Cap Value Fund
 Oppenheimer Limited-Term Government
 Fund                                   Oppenheimer Strategic Income Fund
 Oppenheimer Limited Term Municipal
 Fund                                   Oppenheimer U.S. Government Trust
 Oppenheimer Main Street Fund           Oppenheimer Value Fund
 Oppenheimer Main Street Opportunity
 FundOppenheimer Core Bond Fund         Limited-Term New York Municipal Fund
                                        Rochester Fund Municipals

 LifeCycle Funds
      Oppenheimer Transition 2010 Fund
      Oppenheimer Transition 2015 Fund
      Oppenheimer Transition 2020 Fund
      Oppenheimer Transition 2030 Fund

 And the following money market
 funds:
 Oppenheimer Cash Reserves              Centennial Government Trust
 Oppenheimer Institutional Money
 Market Fund                            Centennial Money Market Trust
 Oppenheimer Money Market Fund, Inc.    Centennial New York Tax Exempt Trust
 Centennial California Tax Exempt Trust Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances  described in this SAI,  redemption  proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter will be included in that determination. Class A shares of Oppenheimer Money Market Fund Inc. and
Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge)
do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an
OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1.    Out of the initial purchase (or subsequent purchases if
necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.    If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3.    If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4.    By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.    Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce
Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in Class N shares of the Oppenheimer funds. If on the date the plan sponsor signed the
Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the
Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class A Shares Subject to a Contingent Deferred Sales Charge.
Under a special arrangement with the Distributor, for purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
               Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
               Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B to this SAI) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the
               Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA invested in the
            Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
            plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

|X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o     The Fund account whose shares were acquired after September 30th of the prior year;
o     The Fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

|     Securities Valuation. The Board of Trustees of the Underlying Funds
      have established procedures for the valuation of an Underlying Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
            "asked" prices on the valuation date or, if not, at the closing
            "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
            Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"
         prices determined by a portfolio pricing service approved by the
         Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
         "asked" prices determined by a pricing service approved by the
         Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
            remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
         readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the
         "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

|X|   Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an
Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this SAI.

|X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust  Centennial New York Tax Exempt Trust
   Centennial Government Trust             Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund    Oppenheimer Rochester Arizona Municipal
                                           Fund
   Oppenheimer AMT-Free Municipals         Oppenheimer Rochester Maryland
                                           Municipal Fund
   Oppenheimer AMT-Free New York           Oppenheimer Rochester Massachusetts
   Municipals                              Municipal Fund
   Oppenheimer California Municipal Fund   Oppenheimer Rochester Michigan
                                           Municipal Fund
   Oppenheimer Institutional Money         Oppenheimer Rochester Minnesota
   Market Fund                             Municipal Fund
   Oppenheimer International Value Fund    Oppenheimer Rochester National
                                           Municipals
   Oppenheimer Limited Term California     Oppenheimer Rochester North Carolina
   Municipal Fund                          Municipal Fund
   Oppenheimer Limited Term Municipal      Oppenheimer Rochester Ohio Municipal
   Fund                                   Fund
   Oppenheimer Money Market Fund, Inc.     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund   Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main    Rochester Fund Municipals
   Street Fund II
   Oppenheimer Pennsylvania Municipal
   Fund

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund    Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals        Oppenheimer Principal Protected Main
                                          Street Fund
   Oppenheimer AMT-Free New York          Oppenheimer Principal Protected Main
   Municipals                             Street Fund II
   Oppenheimer Balanced Fund              Oppenheimer Principal Protected Main
                                          Street Fund III
   Oppenheimer California Municipal Fund  Oppenheimer Quest International Value
                                          Fund, Inc.
   Oppenheimer Capital Income Fund        Oppenheimer Rochester Arizona Municipal
                                          Fund
   Oppenheimer Cash Reserves              Oppenheimer Rochester Maryland Municipal
                                          Fund
   Oppenheimer Convertible Securities     Oppenheimer Rochester Massachusetts
   Fund                                   Municipal Fund
   Oppenheimer Dividend Growth Fund       Oppenheimer Rochester Michigan Municipal
                                          Fund
   Oppenheimer Equity Income Fund, Inc.
   Oppenheimer Gold & Special Minerals    Oppenheimer Rochester Minnesota Municipal
   Fund                                   Fund
   Oppenheimer Institutional Money        Oppenheimer Rochester National Municipals
   Market Fund
   Oppenheimer Limited Term California    Oppenheimer Rochester North Carolina
   Municipal Fund                         Municipal Fund
   Oppenheimer Limited Term Municipal     Oppenheimer Ohio Municipal Fund
   Fund
   Oppenheimer New Jersey Municipal Fund  Oppenheimer Rochester Virginia Municipal
                                          Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Oppenheimer Institutional Money Market Fund only offers Class E and
   Class L shares.
o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the
      Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer International Small Company Fund may be acquired only by existing shareholders of the fund. Existing shareholders may make exchanges into the fund with as little as $50.
o     In most cases, shares of Oppenheimer Small- & Mid- Cap Value Fund may be acquired only by shareholders who currently own shares of that Fund.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

|     How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
      Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
      Rochester Fund Municipals acquired by exchange of Class A shares of any
      Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
      Oppenheimer fund at the time of exchange, the holding period for that
      Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
      Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
      Market Fund, Inc. acquired by exchange of Class A shares of any
      Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
      Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
      Limited Term Municipal Fund, Limited Term New York Municipal Fund and
      Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged
      Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b)
      plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the
      Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the Fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in their discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests require the disposition of portfolio securities at a time or at a price that might be disadvantageous to The Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

      Dividends and Distributions.

      The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      For some of the Underlying Funds, dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (this is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Some of the  Underlying  Funds have no fixed dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital gains.

      Tax Status of the Fund's Dividends, Distributions and Redemptions of
Shares. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and their shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Generally, the character of the income or capital gains that the Fund receives from the Underlying Funds will pass through to the Fund's shareholders as long as the Fund and Underlying Funds continue to qualify as regulated investment companies. However, short-term capital gains will be taxed as ordinary income and therefore may not be offset against long-term capital losses and foreign tax credits or deductions may not "pass through"
to the Fund's shareholders.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities), and certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in certain "qualified publicly traded partnerships."

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by certain Underlying Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle an Underlying Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may not be able to pass through certain foreign tax credits or deductions that would otherwise be available to a shareholder in an Underlying Fund.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of the Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL DIVERSIFIED
FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer International Diversified Fund, including the statement of investments, as of April 30, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period September 27, 2005
(commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Diversified Fund as of April 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period September 27,
2005 (commencement of operations) to April 30, 2006, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
June 14, 2007

STATEMENT OF INVESTMENTS  April 30, 2007
--------------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                    SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--99.5% 1
-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND--9.1%
Oppenheimer International Bond Fund, Cl. Y                                                      17,188,277   $   107,426,734
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--89.9%
Oppenheimer Developing Markets Fund, Cl. Y                                                       3,974,441       174,477,959
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                                    11,815,445       359,307,682
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                                              6,108,521       184,843,860
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                                         14,658,968       345,072,106
                                                                                                             ----------------
                                                                                                               1,063,701,607
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21% 2                                      5,849,559         5,849,559
                                                                                                             ----------------
Total Investments in Affiliated Companies (Cost $1,026,472,881)                                                1,176,977,900

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,026,472,881)                                                     99.5%    1,176,977,900
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                        0.5         5,365,605
                                                                                                -----------------------------
NET ASSETS                                                                                           100.0%  $ 1,182,343,505
                                                                                                =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007, by virtue of the Fund owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES             GROSS          GROSS           SHARES
                                                            APRIL 30, 2006         ADDITIONS     REDUCTIONS   APRIL 30, 2007
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Developing Markets Fund, Cl. Y                       1,059,927         2,932,279         17,765        3,974,441
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%               --        73,523,268     67,673,709        5,849,559
Oppenheimer International Bond Fund, Cl. Y                       4,712,831        12,555,628         80,182       17,188,277
Oppenheimer International Growth Fund, Cl. Y                     3,587,686         8,281,067         53,308       11,815,445
Oppenheimer International Small Company Fund, Cl. Y              1,824,425         4,311,605         27,509        6,108,521
Oppenheimer Quest International Value Fund, Inc., Cl. A          4,227,659        10,496,689         65,380       14,658,968

                                                                                       VALUE       DIVIDEND         REALIZED
                                                                                  SEE NOTE 1         INCOME             LOSS
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Developing Markets Fund, Cl. Y                                   $   174,477,959   $  3,749,731        $  72,919
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%                          5,849,559         84,144               --
Oppenheimer International Bond Fund, Cl. Y                                       107,426,734      2,664,292            9,621
Oppenheimer International Growth Fund, Cl. Y                                     359,307,682      2,686,217           45,050
Oppenheimer International Small Company Fund, Cl. Y                              184,843,860      2,262,443           56,179
Oppenheimer Quest International Value Fund, Inc., Cl. A                          345,072,106      8,244,106           46,531
                                                                             -----------------------------------------------
                                                                             $ 1,176,977,900   $ 19,690,933        $ 230,300
                                                                             ===============================================

2. Rate shown is the 7-day yield as of April 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investment--
affiliated companies (cost $1,026,472,881)                                              $ 1,176,977,900
--------------------------------------------------------------------------------------------------------
Cash                                                                                            885,428
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           13,203,429
Dividends                                                                                       372,671
Other                                                                                            12,305
                                                                                        ----------------
Total assets                                                                              1,191,451,733

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         7,097,669
Shares of beneficial interest redeemed                                                        1,494,616
Distribution and service plan fees                                                              221,823
Transfer and shareholder servicing agent fees                                                   136,937
Shareholder communications                                                                       85,006
Trustees' compensation                                                                           37,912
Other                                                                                            34,265
                                                                                        ----------------
Total liabilities                                                                             9,108,228

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 1,182,343,505
                                                                                        ================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $        86,312
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                1,021,094,375
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (35,847)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                 10,693,646
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  150,505,019
                                                                                        ----------------
NET ASSETS                                                                              $ 1,182,343,505
                                                                                        ================

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $695,477,927 and 50,623,258 shares of beneficial interest outstanding)                       $ 13.74
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                     $ 14.58
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $118,894,007 and 8,725,098 shares
of beneficial interest outstanding)                                                             $ 13.63
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $327,749,184 and 24,029,173 shares
of beneficial interest outstanding)                                                             $ 13.64
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $35,341,623 and 2,580,595 shares
of beneficial interest outstanding)                                                             $ 13.70
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $4,880,764 and 353,609 shares of beneficial interest outstanding)                            $ 13.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                       $  19,690,933
--------------------------------------------------------------------------------------------------------
Interest                                                                                         97,242
                                                                                          --------------
Total investment income                                                                      19,788,175

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         982,769
Class B                                                                                         693,103
Class C                                                                                       1,837,419
Class N                                                                                          86,460
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         568,066
Class B                                                                                         167,804
Class C                                                                                         284,083
Class N                                                                                          36,646
Class Y                                                                                             195
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          91,779
Class B                                                                                          30,332
Class C                                                                                          44,357
Class N                                                                                           3,446
Class Y                                                                                               3
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           42,918
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       3,030
--------------------------------------------------------------------------------------------------------
Other                                                                                            53,917
                                                                                          --------------
Total expenses                                                                                4,926,327
Less reduction to custodian expenses                                                               (139)
Less waivers and reimbursements of expenses                                                    (492,631)
                                                                                          --------------
Net expenses                                                                                  4,433,557

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        15,354,618

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
Affiliated companies                                                                           (230,300)
Distributions received from affiliated companies                                             12,369,110
                                                                                          --------------
Net realized gain                                                                            12,138,810
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                        129,981,994

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $ 157,475,422
                                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                                       2007            2006 1
-----------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    15,354,618   $     904,762
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    12,138,810       1,083,824
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               129,981,994      20,523,025
                                                                                ---------------------------------
Net increase in net assets resulting from operations                                157,475,422      22,511,611

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (10,171,822)       (712,897)
Class B                                                                              (1,414,813)       (128,919)
Class C                                                                              (3,882,167)       (221,423)
Class N                                                                                (439,944)        (13,342)
Class Y                                                                                 (56,588)         (2,866)
                                                                                ---------------------------------
                                                                                    (15,965,334)     (1,079,447)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (485,809)             --
Class B                                                                                 (85,742)             --
Class C                                                                                (225,452)             --
Class N                                                                                 (21,938)             --
Class Y                                                                                  (2,454)             --
                                                                                ---------------------------------
                                                                                       (821,395)             --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             428,919,290     169,798,646
Class B                                                                              70,777,058      31,525,125
Class C                                                                             204,970,855      78,877,189
Class N                                                                              25,290,376       5,634,714
Class Y                                                                               3,021,568       1,303,827
                                                                                ---------------------------------
                                                                                    732,979,147     287,139,501

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                      873,667,840     308,571,665
Beginning of period                                                                 308,675,665         104,000 2
                                                                                ---------------------------------
End of period (including accumulated net investment loss of $35,847
and $1,387, respectively)                                                       $ 1,182,343,505   $ 308,675,665
                                                                                =================================

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Reflects the value of the Manager's initial seed money investment on August
25, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.81   $   10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .32         .14
Net realized and unrealized gain                                                               1.90        1.91
                                                                                          ------------------------
Total from investment operations                                                               2.22        2.05
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.28)       (.24)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.29)       (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.74   $   11.81
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            19.05%      20.81%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 695,478   $ 182,910
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $ 397,871   $  56,852
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          2.60%       2.10%
Total expenses 5                                                                               0.43%       0.53%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                             0.35%       0.46%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares
 outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.17%
      Period Ended April 30, 2006     1.43%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 24 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS B     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.76    $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .21         .09
Net realized and unrealized gain                                                               1.89        1.90
                                                                                          ------------------------
Total from investment operations                                                               2.10        1.99
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.22)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.23)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.63    $  11.76
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.06%      20.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 118,894    $ 33,843
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  69,567    $ 10,159
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          1.74%       1.34%
Total expenses 5                                                                               1.30%       1.42%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                             1.22%       1.35%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5 Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       2.04%
      Period Ended April 30, 2006     2.32%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 25 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.77    $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .22         .04
Net realized and unrealized gain                                                               1.89        1.96
                                                                                          ------------------------
Total from investment operations                                                               2.11        2.00
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.23)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.24)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.64    $  11.77
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.14%      20.31%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $ 327,749    $ 84,529
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $ 184,470    $ 24,928
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          1.81%       0.67%
Total expenses 5                                                                               1.19%       1.28%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                            1.12%       1.21%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.93%
      Period Ended April 30, 2006     2.18%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 26 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

CLASS N     YEAR ENDED APRIL 30,                                                               2007        2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   11.80     $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                         .29         .10
Net realized and unrealized gain                                                               1.89        1.93
                                                                                          ------------------------
Total from investment operations                                                               2.18        2.03
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.27)       (.23)
Distributions from net realized gain                                                           (.01)         --
                                                                                          ------------------------
Total dividends and/or
distributions to shareholders                                                                  (.28)       (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $   13.70     $ 11.80
                                                                                          ========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                            18.70%      20.66%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $  35,342     $ 5,989
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  17,382     $ 1,477
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                          2.32%       1.61%
Total expenses 5                                                                               0.74%       0.79%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                            0.67%       0.72%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       1.48%
      Period Ended April 30, 2006     1.69%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED APRIL 30,                                                              2007         2006 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $  11.84      $ 10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                        .32          .09
Net realized and unrealized gain                                                              1.96         1.99
                                                                                         -------------------------
Total from investment operations                                                              2.28         2.08
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                          (.31)        (.24)
Distributions from net realized gain                                                          (.01)          --
                                                                                         -------------------------
Total dividends and/or
distributions to shareholders                                                                 (.32)        (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $  13.80      $ 11.84
                                                                                         =========================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                           19.51%       21.16%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                  $  4,881      $ 1,405
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                         $  2,254      $   469
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                         2.62%        1.41%
Total expenses 5                                                                              0.02%        0.08%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                           (0.05)% 6     0.01%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          1%           0% 7

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

      Year Ended April 30, 2007       0.76%
      Period Ended April 30, 2006     0.98%

6. The amount of indirect expenses reimbursed for the class, including certain management fees and all distribution related service plan fees incurred indirectly, exceed the amount of the direct expenses it incurred.

7. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Diversified Fund (the "Fund") is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to achieve a high total return through both capital appreciation and income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a
"regular business day" is determined by dividing the value of the Underlying
Fund's net assets attributable to that class by the number of outstanding shares of that class on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying
Fund than in another, the Fund will have greater exposure to the risks of that
Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
    ------------------------------------------------------------------------
    $ --              $ 10,729,226                 $ --        $ 150,469,439

1. During the fiscal year ended April 30, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended April 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2007. Net assets of the
Fund were unaffected by the reclassifications.

                                        REDUCTION TO            REDUCTION TO
                                         ACCUMULATED         ACCUMULATED NET
      INCREASE TO                     NET INVESTMENT           REALIZED GAIN
      PAID-IN CAPITAL                           LOSS        ON INVESTMENTS 3
      ----------------------------------------------------------------------
      $ 864,662                            $ 576,256             $ 1,440,918

3. $864,662, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended April 30, 2007 and April 30, 2006 was as follows:

                                               YEAR ENDED       PERIOD ENDED
                                           APRIL 30, 2007     APRIL 30, 2006
      ----------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                        $ 15,965,334        $ 1,079,447
      Long-term capital gain                      821,395                 --
                                             -------------------------------
      Total                                  $ 16,786,729        $ 1,079,447
                                             ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Federal tax cost of securities          $ 1,026,508,461
                                              ===============
      Gross unrealized appreciation           $   150,493,493
      Gross unrealized depreciation                   (24,054)
                                              ---------------
      Net unrealized appreciation             $   150,469,439
                                              ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended April 30, 2007, the Fund's projected benefit obligations were increased by $32,112 and payments of $4,738 were made to retired trustees, resulting in an accumulated liability of $28,649 as of April 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.
Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED APRIL 30, 2007   PERIOD ENDED APRIL 30, 2006 1,2
                               SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------

CLASS A
Sold                       40,127,094   $ 488,828,300       15,954,779    $ 174,923,126
Dividends and/or
distributions reinvested      720,026       9,137,132           59,487          613,903
Redeemed                   (5,717,795)    (69,046,142)        (530,333)      (5,738,383)
                           -------------------------------------------------------------
Net increase               35,129,325   $ 428,919,290       15,483,933    $ 169,798,646
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                        6,865,011   $  83,059,738        2,903,240    $  31,813,205
Dividends and/or
distributions reinvested      105,828       1,335,549           10,346          106,666
Redeemed                   (1,123,782)    (13,618,229)         (35,645)        (394,746)
                           -------------------------------------------------------------
Net increase                5,847,057   $  70,777,058        2,877,941    $  31,525,125
                           =============================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED APRIL 30, 2007   PERIOD ENDED APRIL 30, 2006 1,2
                               SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------

CLASS C
Sold                       18,242,998   $ 221,816,907        7,231,052     $ 79,421,279
Dividends and/or
distributions reinvested      264,108       3,335,678           18,954          195,420
Redeemed                   (1,662,319)    (20,181,730)         (65,720)        (739,510)
                           -------------------------------------------------------------
Net increase               16,844,787   $ 204,970,855        7,184,286     $ 78,877,189
                           =============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                        2,373,233   $  28,971,297          523,141     $  5,813,469
Dividends and/or
distributions reinvested       33,340         422,418            1,258           12,979
Redeemed                     (333,707)     (4,103,339)         (16,770)        (191,734)
                           -------------------------------------------------------------
Net increase                2,072,866   $  25,290,376          507,629     $  5,634,714
                           =============================================================

----------------------------------------------------------------------------------------
CLASS Y
Sold                          272,301   $   3,467,364          119,418     $  1,313,165
Dividends and/or
distributions reinvested        4,632          59,010              275            2,842
Redeemed                      (42,036)       (504,806)          (1,081)         (12,180)
                           -------------------------------------------------------------
Net increase                  234,897   $   3,021,568          118,612     $  1,303,827
                           =============================================================

1. For the period from September 27, 2005 (commencement of operations) to April
30, 2006, for Class A, Class B, Class C, Class N and Class Y shares.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Fund on August 25,
2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended April
30, 2007, were as follows:

                               PURCHASES                SALES
-------------------------------------------------------------
Investment securities      $ 745,406,606          $ 4,797,761

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the year ended April 30, 2007 were 0.68%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a
division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended April 30,
2007, the Fund paid $947,416 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The
Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $1,919,298, $2,156,881 and
$222,866, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                     CLASS A        CLASS B        CLASS C        CLASS N
                      CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                    FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                  RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED        DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------

April 30, 2007    $ 1,608,968        $ 6,405      $ 128,695       $ 61,350          $ 458

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct
(fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.75%, 2.50%,
2.50% and 2.00%, for Class A, Class B, Class C and Class N, respectively. The
Manager may modify or terminate this undertaking at any time without notice to shareholders.

      The Manager will waive fees and/or reimburse Fund expenses in amounts equal to the indirect management fees incurred through the Fund's investment in
IMMF as well as indirect distribution related service plan fees incurred through the Fund's investments in other Oppenheimer funds. During the year ended April
30, 2007, the Manager waived $1,620 for IMMF management fees and $491,011 for distribution related service plan fees.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Appendix A

RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by S&P's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
S&P's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
S&P's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A S&P's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
   be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
   it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

[PG NUMBER]

                                      12

Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
o     Purchases of Class A shares aggregating $1 million or more.
o     Purchases of Class A shares, prior to March 1, 2007, by a Retirement
      Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
      That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
      1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
      $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o     Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

          II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of the Class A Initial and Contingent Deferred Sales Charges for
Certain Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
o     The Manager or its affiliates.
o     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
o     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
      Distributor for that purpose.
o     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
o     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
o     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
o     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
o     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
o     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
o     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
o     A unit investment trust that has entered into an appropriate agreement with the Distributor.
o     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
o     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
      Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
      Advisors) whose Class B or Class C shares of a Former Quest for Value
      Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
      24, 1995.
o     A qualified Retirement Plan that had agreed with the former Quest for
      Value Advisors to purchase shares of any of the Former Quest for Value
      Funds at net asset value, with such shares to be held through
      DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
      31, 1996.
o     Effective March 1, 2007, purchases of Class A shares by a Retirement
      Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
      That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
      1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
      $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o     Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
o     Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
o     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
      (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
o     Shares purchase by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
o     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
o     Shares purchased in amounts of less than $5.

Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
o     Retirement Plans that have $5 million or more in plan assets.
o     Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer Funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
o     To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
o     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
      Rules and Policies," in the applicable fund Prospectus).
o     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
o     Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
o     For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
o     For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
      Distributor.
o     For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
o     At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the
      Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

 III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
o     Shares redeemed involuntarily, as described in "Shareholder Account
      Rules and Policies," in the applicable Prospectus.
o     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
o     The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue
      Code).
o     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o     At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the
      Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
o     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
o     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
o     Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
o     Redemptions of Class B shares or Class C shares under an Automatic
      Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
o     Shares sold to the Manager or its affiliates.
o     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o     Shares issued in plans of reorganization to which the Fund is a party.
o     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
      I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and  contingent  deferred sales charge rates and waivers for Class
A,  Class B and  Class C  shares  described  in the  Prospectus  or SAI of the
Oppenheimer  funds are  modified as  described  below for certain  persons who were  shareholders of the former Quest for Value Funds. To be eligible,  those
persons   must  have  been   shareholders   on   November   24,   1995,   when
OppenheimerFunds,  Inc.  became the  investment  advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Rising Dividends Fund, Inc.

   Oppenheimer Small- & Mid- Cap Value Fund     Oppenheimer  Quest Opportunity
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer                Quest
   International Value Fund, Inc.

      These  arrangements  also apply to  shareholders  of the following funds when  they  merged  (were  reorganized)  into  various  Oppenheimer  funds  on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest   for   Value   New   York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest      for     Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest     for     Value     California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
o     acquired by such shareholder pursuant to an exchange of shares of an
      Oppenheimer fund that was one of the Former Quest for Value Funds, or
o     purchased by such shareholder by exchange of shares of another
      Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
      November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

o     Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
      Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not 2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|_|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
         shares purchased by the following investors are not subject to any
         Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|_|   Waiver of Class A Contingent Deferred Sales Charge in Certain
         Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|_|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
         the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
         Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|_|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
         but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of
         Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
         Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former
         Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
 Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                              Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent  deferred sale charge rates and waivers for Class A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are  modified  as  described  below  for  those  Fund  shareholders  who  were shareholders of the following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on March 1,  1996,  when  OppenheimerFunds,  Inc.  became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut  Mutual  Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA   LifeSpan    Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|_|   Class A Contingent Deferred Sales Charge. Certain shareholders of the
         Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the
         Class A contingent deferred sales charge that was in effect prior to
         March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A
         CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of the Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of the Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|_|

      Class A Sales Charge Waivers. Additional Class A shares of the Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
         March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or the Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of the Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York
State by Connecticut Mutual Life Insurance Company through the Panorama
Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

 VI. Special Reduced Sales Charge for Former Shareholders of Advance America
                                 Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                         Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers
      (and whose identity is made known to the Distributor) or with the
      Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
      Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
o     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
      Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer International Diversified Fund

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202
Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX195.001.0807

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                  OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   Declaration  of  Trust  dated  June  2,  2005:   Previously   filed  with
      Registrant's Initial Registration  Statement,  06/14/05, and incorporated herein by reference.

(b)   By-Laws dated June 9, 2005:  Previously filed with Registrant's  Initial
      Registration   Statement,   06/14/05,   and   incorporated   herein   by
      reference.

(c)   Not applicable.

(d)   Investment  Advisory Agreement dated June 9, 2005:  Previously filed with
      Registrant's Initial Registration  Statement,  06/14/05, and incorporated herein by reference.

(e)   (i)  General  Distributor's  Agreement  dated June 9,  2005:  Previously filed with Registrant's Initial Registration  Statement,  06/14/05,  and
      incorporated herein by reference.

      (ii) Dealer Agreement of OppenheimerFunds Distributor,  Inc.: Previously
      filed  with   Post-Effective   Amendment  No.  34  to  the  Registration
      Statement of Oppenheimer  Main Street Funds,  Inc. (Reg. No.  33-17850),
      10/23/06, and incorporated herein by reference.

      (iii)  Broker   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  34  to  the
      Registration  Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iv) Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously
      filed  with   Post-Effective   Amendment  No.  34  to  the  Registration
      Statement of Oppenheimer  Main Street Funds,  Inc. (Reg. No.  33-17850),
      10/23/06, and incorporated herein by reference.

      (v) Trust  Company  Fund/SERV  Purchase  Agreement  of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
      Inc.:  Previously  filed  with  Post-Effective  Amendment  No. 34 to the
      Registration  Statement of  Oppenheimer  Main Street Funds,  Inc.  (Reg.
      No. 33-17850), 10/23/06, and incorporated herein by reference.

(f)   (i) Amended and Restated  Retirement  Plan for  Non-Interested  Trustees
      or  Directors  dated  8/9/01:   Previously  filed  with   Post-Effective
      Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold &
      Special Minerals Fund (Reg. No. 2-82590),  (10/25/01),  and incorporated herein by reference.

      (ii)   Form   of   Compensation    Deferral   Plan   for   Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      26 to the Registration  Statement of Oppenheimer Gold & Special Minerals
      Fund (Reg. No. 2-82590), (10/28/98), and incorporated by reference.

(g)   (i) Global Custodial  Services  Agreement dated July 15, 2003 as amended
      July 26, 2007, between Registrant and Citibank,  N.A.:  Previously filed with  Post-Effective  Amendment No. 1 to the  Registration  Statement of
      Oppenheimer  Rochester  Arizona  Municipal  Fund (Reg.  No.  33-132778),
      07/27/07, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
      31,  2001,  as  amended  July  15,  2003:   Previously  filed  with  the
      Pre-Effective   Amendment  No.  1  to  the  Registration   Statement  of
      Oppenheimer  International  Large-Cap Core Trust (Reg. No.  333-106014),
      (8/5/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and  Consent of Counsel:  Dated  September  1, 2005:  Previously
      filed with  Registrant's  Pre-Effective  Amendment No. 1, 09/01/05,  and
      incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant: Dated
      September 1, 2005:  Filed with Registrant's Pre-Effective Amendment No.
      1, 09/01/05, and incorporated herein by reference.

(m)   (i) Amended and Restated  Service Plan and Agreement  for  International
      Diversified  Fund Class A shares  dated  October  26,  2005:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 1 (8/2/06)  and
      incorporated herein by reference.

      (ii) Amended and Restated  Distribution  and Service Plan and  Agreement
      for  International  Diversified  Fund Class B shares  dated  October 26,
      2005: Previously filed with Registrant's  Post-Effective Amendment No. 1
      (8/2/06) and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      for  International  Diversified  Fund Class C shares  dated  October 26,
      2005: Previously filed with Registrant's  Post-Effective Amendment No. 1
      (8/2/06) and incorporated herein by reference.

      (iv) Amended and Restated  Distribution  and Service Plan and  Agreement
      for  International  Diversified  Fund Class N shares  dated  October 26,
      2005: Previously filed with Registrant's  Post-Effective Amendment No. 1
      (8/2/06) and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
      10/24/06:  Previously filed with the Post-Effective  Amendment No. 62 to the Registration  Statement of Oppenheimer Capital Income Fund (Reg. No.
      2-33043), 11/21/06, and incorporated herein by reference.

(o)   (i) Power of  Attorney  for all  Trustees/Directors  dated  October  11,
      2006:  Previously  filed  with  Post-Effective  Amendment  No. 51 to the
      Registration  Statement of Oppenheimer  Capital  Appreciation Fund (Reg.
      No. 2-69719), 10/23/06, and incorporated herein by reference.

      (ii) Powers of  Attorney  for Brian W. Wixted  dated  October 11,  2006:
      Previously  filed  with  the  Post-Effective  Amendment  No.  51 to  the
      Registration  Statement of Oppenheimer  Capital  Appreciation Fund (Reg.
      No. 2-69719), 10/23/06, and incorporated herein by reference.

      (iii)  Power of  Attorney  for David K.  Downes  dated  August 8,  2007:
      Previously  filed  with  the  Pre-Effective   Amendment  No.  1  to  the
      Registration   Statement   on  Form   N-14/A  of   Oppenheimer   Capital
      Appreciation Fund (Reg. 333-144564),  8/9/07, and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
      March 31, 2006 under Rule 17j-1 of the  Investment  Company Act of 1940:
      Previously   filed  with   Post-Effective   Amendment   No.  13  to  the
      Registration   Statement  of   Oppenheimer   Mid-Cap   Fund  (Reg.   No.
      333-31533), 4/7/06, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholders Services,  Inc.:
                               Vice President of  OppenheimerFunds  Distributor,
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OFI Private Investments Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary  (since  December 2001) of:  Centennial
Vice President & Secretary     Asset  Management  Corporation,  OppenheimerFunds
                               Distributor,  Inc.,  HarbourView Asset Management
                               Corporation  (since June 2003),  Oppenheimer Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,   Inc.,   Shareholder  Services,   Inc.
                               Trinity   Investment   Management    Corporation.
                               (since   June  2005),   OppenheimerFunds   Legacy
                               Program,  OFI Private  Investments,  Inc.  (since
                               June   2003)   and   OFI   Institutional    Asset
                               Management,  Inc.  (since June  2003).  Assistant
                               Secretary of OFI Trust  Company  (since  December
                               2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Bailey,               Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc. (since March 2006).  Formerly Vice President
                               at T. Rowe Price  Group  (September  2000-January
                               2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Bass,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                               Formerly  Portfolio  Manager at J.P. Morgan (June
Marc Baylin,                   2002-August 2005).
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd Becerra,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald B. Bellamy,             Assistant  Vice  President  (Sales Manager of the
Assistant Vice President       International   Division)  of  OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci,               None
Assistant Vice President :
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Bleimehl,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               None
Vice President & Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett C. Broadrup,           Formerly  an  Associate  at Davis Polk & Wardwell
Assistant Vice President &     (October 2002-October 2006)
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristine Bryan-Levin,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephanie Bullington,          Formerly  Fund  Accounting   Manager  at  Madison
Assistant Vice President       Capital  Management  Company  (July 2005- October
                               2005) and Fund Accounting  Officer at Butterfield
                               Fund Services  (Bermuda)  Limited (a wholly owned
                               subsidiary of the Bank of NT  Butterfield & Sons)
                               (September 2003-June 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
JoAnne Butler                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoffrey Caan,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dale William Campbell,         Formerly   (until   January   2007)   Manager  at
Assistant Vice President       OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Closs                   Formerly   (until   January   2007)   Development
Assistant Vice President       Manager at OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Senior Vice  President of  Shareholder  Financial
Senior Vice President          Services,  Inc. and Shareholder  Services,  Inc.;
                               Vice  President of  OppenheimerFunds  Distributor
                               Inc.,  Centennial  Asset  Management  Corporation
                               and OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cheryl Corrigan,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Belinda J. Cosper,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Dachille,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Dawson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kendra Delisa,                 Formerly   (until   January   2007)   Manager  at
Assistant Vice President       OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Demarco,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
A.    Taylor Edwards,          Formerly  Associate  at  Dechert  LLP  (September
Vice President & Assistant     2000-December 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Venkat Eleswarapu,             Formerly Associate  Professor of Finance at Texas
Vice President                 Tech University (July 2005-December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President &
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Farkas,                Formerly  Associate  at  Epstein  Becker & Grenn,
Assistant Vice President and   P.C. (September 2000-March 2006).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristie Feinberg,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Fling,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Fraser,                Formerly  Attorney  in  Private  Practice  (April
Vice President & Associate     2000-November 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Gapay                  Formerly  (until  January 2007) Help Desk Manager
Assistant Vice President       at OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Gerlach,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Gibson,                   Formerly  Manager at  Barclays  Capital  (January
Assistant Vice President       2002-April 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          None
Senior Vice President
Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Guttzeit,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert W. Hawkins,             Formerly an  Associate  at Shearman  and Sterling
Vice President & Assistant     LLP (July 2004-August 2005).
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heidi Heikenfeld,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annika Helgerson,              None
Assistant Vice president
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hermann,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Hourihan,                Assistant  Secretary of OFI  Institutional  Asset
Vice President & Associate     Management,  Inc.  (since April  2006).  Formerly
Counsel                        Vice    President    and   Senior    Counsel   at
                               Massachusetts  Financial  Service  Company  (June
                               2004-March 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Andrew Huddleston,       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dana Hunter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Senior Vice President          International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               International Distributor Limited.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel & Assistant Secretary  Shareholder  Services,  Inc.; Assistant Secretary
                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amee Kantesaria,               Formerly  Counsel at  Massachusetts  Mutual  Life
Assistant Vice President and   Insurance Company (May 2005-December 2006).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rezo Kanovich,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  the
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998-November 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Kim,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Audrey Kiszla,                 Formerly   Vice   President   at  First   Horizon
Vice President                 Merchant  Services   (December   2005-May  2006);
                               Director at Janus (January 1998-August 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tatyana Kosheleva,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gloria LaFond,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc. And OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President of OFI Institutional  Asset Management,
Senior Vice President          Inc. as of January 2005.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Lee,                     Formerly Vice  President at Delaware  Investments
Vice President                 (October 2000-February 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Senior Vice President          Inc.; and Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Levitt,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie A. Libby,                Senior Vice President of OFI Private  Investment,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Livengood,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Misha Lozovik,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Martin,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carolyn Maxson, Assistant      None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William T. Mazzafro,           Formerly    self-employed    as   a    securities
Assistant Vice President       consultant (January 2004-December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Trudi McKenna,                 Formerly  Leadership  Development  Supervisor  at
Assistant Vice President       JetBlue Airways (July 2003-October 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jay Mewhirter,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack, Vice      Vice   President  and   Assistant   Secretary  of
President                      HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McDonnell, Vice         Formerly  Senior Vice  President  at Lehman Bros.
President                      (April 1995-March 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman,    Chief   Executive   Officer,   Chief
                               Investment    Officer   and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management  Corporation;   Chairman,   President;
                               Director   of   Trinity   Investment   Management
                               Corporation  and Vice  President  of  Oppenheimer
                               Real Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William McNamara               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Medev,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jan Miller,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rejeev Mohammed,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sarah Morrison                 Formerly   (until   January   2007)   Manager  at
Assistant Vice President       OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Mulachy,                  None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   President and Management  Director of Oppenheimer
Chairman, Chief                Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset  Management  Corporation  and  OFI  Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Newman,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tony Oh,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Ogren,                    Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Olson,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Patton,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President & Chief  Management Corporation since February 2004.
Financial Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Piper,                    Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Pisarra,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicolas Pisciotti,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen Puckett,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Quarles,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Read,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Rhodes,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Richter,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.   Formerly   Investment  officer  at
                               Alaska   Permanent   Fund   Corporation    (April
                               2005-February 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Grace Roberts,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Robis,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jessica Rosenfield             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               None
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Rutledge,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Anne Ryan,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Savallo                   Formerly Senior  Business  Analyst at Oppenheimer
Assistant Vice President       Funds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Schneider              Formerly Human Resources  Manager at ADT Security
Assistant Vice President       Services (December 2001- July 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Beth Schellhorn,          Formerly  Human  Resources  Generalist  at  Misys
Assistant Vice President       Banking Systems (November 2000-June 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Asutosh Shah,                  Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment   Managers   (February   2002-February
                               2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kamal Shah,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tammy Sheffer,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Dugan Sheridan,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Siomades,               Formerly Vice President,  Portfolio Management at
Vice President                 Curian   Capital  LLC  (December   2002-September
                               2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Smith,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Stein                    Formerly  Vice  President  of Client  Services at
Vice President                 XAware, Inc. (October 2002-August 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin Stewart               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Sullivan,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Swaney,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Toomey,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004-April 2006).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President and Chief Compliance Officer of
Senior Vice President & Chief  OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer             Asset Management Corporation and Shareholder
                               Services, Inc.; Chief Compliance Officer of
                               HarbourView Asset Management Corporation, Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Trinity Investment Management
                               Corporation, OppenheimerFunds Legacy Program,
                               OFI Private Investments, Inc., and OFI Trust
                               Company and OFI Institutional Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Villas-Obusan,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jake Vogelaar,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               International  Distributor  Limited;  Senior Vice
                               President     (Managing     Director    of    the
                               International   Division)  of  OFI  Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Troy Willis,                   None
Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell Williams              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Wimer                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive Officer & Director of
Senior Vice President          OFI  Private  Investments,   Inc.;  Director  and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
President, Chief Investment    HarbourView Asset Management  Corporation and OFI
Officer & Director             Institutional Asset Management,  Inc. (since June
                               2003).   Management   Director   of   Oppenheimer
                               Acquisition Corp. (since December 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Geoff Youell,                  Formerly  Principal  Consultant  at  XAware  Inc.
Assistant Vice President       (January 2004-June 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General  Counsel of Centennial  Asset  Management
Executive Vice President and   Corporation;  General  Counsel  and  Director  of
General Counsel                OppenheimerFunds  Distributor,  Inc.; Senior Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,   Inc.;  Executive  Vice  President,
                               General   Counsel  and   Director  of  OFI  Trust
                               Company;  Director  and  Assistant  Secretary  of
                               OppenheimerFunds   International   Limited;  Vice
                               President,   Secretary  and  General  Counsel  of
                               Oppenheimer   Acquisition   Corp.;   Director  of
                               OppenheimerFunds     International    Distributor
                               Limited;   Vice  President  of   OppenheimerFunds
                               Legacy  Program;  Vice  President and Director of
                               Oppenheimer Partnership Holdings Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anna Zatulovskaya,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald Zibelli, Jr.            Formerly  Managing  Director and Small Cap Growth
Vice President                 Team Leader at Merrill Lynch.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small-& Mid Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
     Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
    Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments, Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  International  Distributor  Limited is Suite
1601, Central, Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Beringer                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rick Bettridge                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sarah Bourgraf(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joshua Broad(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Caruso                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donelle Chisolm(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue,  Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia (2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Colby(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable (1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beth Arthur Du Toit(1)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Fereday                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st St.
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle (2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Fuermann                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan((4))            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield (2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Hoelsher(1)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Huber(1)                    Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Hyland (2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Hylind(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Keffer(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kiley(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Kristenson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jesse Levitt(2)                 AssistantVice President   None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Maddox(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Senior Vice President     None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Noah Miller(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Mulcahy(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park (2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donald Pawluk(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor ((5))         Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry Read(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd.
Manhasset, NY 11030
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton (2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple (2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Walsh                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris G. Werner                 Vice President            None
98 Crown Pointe Place
Castle Rock, CO 80108
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Wilde(1)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Wimer(2)                  Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave., Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Wisneski(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Wood(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623
(4) 555 Theodore Fremd Avenue, Rye, NY 10580
(5) Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all  the requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 6th day of September, 2007.

                                    OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                    By: /s/ John V. Murphy*

                                    --------------------------------------------------
                                    John V. Murphy, President, Principal
                                    Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures              Title                               Date

/s/ Brian F. Wruble*          Chairman of the
---------------------------         Board of Trustees

September 6, 2007
Brian F. Wruble

/s/ John V. Murphy*           President, Principal
-----------------------       Executive Officer and

September 6, 2007
John V. Murphy          Trustee

/s/ Brian W. Wixted*          Treasurer, Principal
September 6, 2007
-----------------------       Financial & Accounting
Brian W. Wixted         Officer

/s/ David K. Downes*          Trustee
September 6, 2007

--------------------
David K. Downes

/s/ Matthew P. Fink*          Trustee
September 6, 2007

--------------------
Matthew P. Fink

/s/ Robert G. Galli*          Trustee
September 6 2007

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee
 September 6, 2007

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee
 September 6, 2007

--------------------
Mary F. Miller

/s/ Joel W. Motley*           Trustee
September 6, 2007

--------------------
Joel W. Motley

/s/ Russell S. Reynolds, Jr.* Trustee
September 6, 2007

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*

------------------------            Trustee
September 6, 2007
Joseph M. Wikler

/s/ Peter I. Wold*
-------------------           Trustee

September 6, 2007
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
        ----------------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                  OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                         Post-Effective Amendment #3

                    Registration Statement No. 333-125805

                                EXHIBIT INDEX

Exhibit No.             Description

23 (j)                  Consent of Independent  Registered  Public  Accounting
                        Firm